1933 Act Registration No. 333-

                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form N-14AE24

                        REGISTRATION STATEMENT UNDER THE
                                SECURITIES ACT OF 1933

[ ]      Pre-Effective                                   [ ] Post-Effective
         Amendment No.                                       Amendment No.

                              EVERGREEN EQUITY TRUST
                  [Exact Name of Registrant as Specified in Charter)

                   Area Code and Telephone Number: (617) 210-3200

                              200 Berkeley Street
                           Boston, Massachusetts 02116
                       -----------------------------------
                        (Address of Principal Executive Offices)

                          Rosemary D. Van Antwerp, Esq.
                     Keystone Investment Management Company
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                     -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                      Sullivan   &   Worcester   LLP   1025
                          Connecticut Avenue, N.W.
                             Washington, D.C. 20036

         Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

         The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment
Company Act of 1940 (File No. 33-11050); accordingly, no fee is payable herewith. Registrant is filing as an exhibit to this Registration Statement a copy of an earlier declaration under Rule 24f-2. Pursuant to Rule 429, this Registration Statement relates to the aforementioned registration on Form N-1A. A Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 1996 was filed with the Commission on or about , 1997.

         It is proposed that this filing will become effective on December 22, 1997 pursuant to Rule 488 of the Securities Act of 1933.

                                            EVERGREEN EQUITY TRUST

                              CROSS REFERENCE SHEET

                  Pursuant to Rule 481(a) under the Securities Act of 1933


                                           Location in Prospectus/Proxy
Item of Part A of Form N-14                           Statement

1.       Beginning of Registration         Cross Reference Sheet; Cover
         Statement and Outside             Page
         Front Cover Page of
         Prospectus

2.       Beginning and Outside             Table of Contents
         Back Cover Page of
         Prospectus

3.       Fee Table, Synopsis and           Comparison of Fees and
         Risk Factors                      Expenses; Summary; Comparison
                                           of Investment Objectives and
                                           Policies; Risks

4.       Information About the             Summary; Reasons for the
         Transaction                       Reorganizations; Comparative
                                           Information on Shareholders'
                                           Rights; Exhibit A (Agreement
                                           and Plan of Reorganization)

5.       Information about the             Cover Page; Summary; Risks;
         Registrant                        Comparison of Investment
                                           Objectives and Policies;
                                           Comparative Information on
                                           Shareholders' Rights;
                                           Additional Information

6.       Information about the             Cover Page; Summary; Risks;
         Company Being Acquired            Comparison of Investment
                                           Objective and Policies;
                                           Comparative Information on
                                           Shareholders' Rights;
                                           Additional Information

7.       Voting Information                Cover Page; Summary; Voting
                                           Information Concerning the
                                           Meeting

8.       Interest of Certain               Financial Statements and
         Persons and Experts               Experts; Legal Matters

9.       Additional Information            Inapplicable
         Required for Reoffering
         by Persons Deemed to be
         Underwriters

Item of Part B of Form N-14

10.      Cover Page                        Cover Page

11.      Table of Contents                 Omitted

12.      Additional Information            Statement of Additional
         About the Registrant              Information of Evergreen
                                           Global Leaders Fund dated
                                           March 3, 1997

13.      Additional Information            Statement of Additional
         about the Company Being           Information of Blanchard Funds
         Acquired                          - Blanchard Global Growth Fund
                                           dated August 31, 1997

14.      Financial Statements              Financial Statements dated
                                           October 31, 1996 and April 30,
                                           1997 of Evergreen Global
                                           Leaders Fund; Financial
                                           Statements of Blanchard Global
                                           Growth Fund dated September
                                           30, 1997; Pro Forma Financial
                                           Statements of Evergreen Global
                                           Leaders Fund

Item of Part C of Form N-14
                                           Incorporated by Reference to
15.      Indemnification                   Part A Caption - "Comparative
                                           Information on Shareholders'
                                           Rights - Liability and
                                           Indemnification of Trustees"

16.      Exhibits                          Item 16.          Exhibits

17.      Undertakings                      Item 17.          Undertakings

                                 BLANCHARD FUNDS
                           BLANCHARD GLOBAL GROWTH FUND
                            FEDERATED INVESTORS TOWER
                       PITTSBURGH, PENNSYLVANIA 15222-3779

January __, 1998

Dear Shareholder,

I am writing to shareholders of the Blanchard Global Growth Fund, a series of Blanchard Funds (the "Fund"), to inform you of a Special Shareholders' meeting to be held on February 20, 1998. Before that meeting, I would like your vote on the important issues affecting your Fund as described in the attached Prospectus/Proxy Statement.

The Prospectus/Proxy Statement includes three proposals. The first proposal requests that shareholders consider and act upon an Agreement and Plan of
Reorganization whereby all of the assets of the Fund would be acquired by Evergreen Global Leaders Fund in exchange for Class A shares of Evergreen Global Leaders Fund and the assumption by Evergreen Global Leaders Fund of certain liabilities of the Fund. You will receive shares of Evergreen Global Leaders Fund having an aggregate net asset value equal to the aggregate net asset value of your Fund shares. Details about the new fund's investment objective, portfolio management team, performance, etc. are contained in the attached Prospectus/Proxy Statement. The transaction is a non-taxable event for shareholders.

The second proposal requests shareholder consideration of an Interim Investment Advisory Agreement between the Fund and Virtus Capital Management, Inc.

The third and final proposal requests shareholder consideration of an Interim Sub-Advisory Agreement between Virtus Capital Management, Inc. and Mellon Capital Management,
Inc.

Information relating to the Interim Investment Advisory Agreement and the Interim Sub-Advisory Agreement is contained in the attached Prospectus/Proxy Statement.

The Board of Trustees has unanimously approved the proposals and recommends that you vote FOR these proposals.

I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with the proposals presented and sign and return your proxy card(s) in the enclosed postage-paid envelope today. You may receive more than one proxy card if you own shares in more than one fund. Please sign and return each card you receive.

If we do not receive your completed proxy card(s) after several weeks, you may be contacted by our proxy solicitor, Shareholder Communications Corporation, who will remind you to vote your shares.

Thank you for taking this matter seriously and participating in this important process.

Sincerely,

[Name]
[Title]
Blanchard Funds

              [SUBJECT TO COMPLETION, NOVEMBER 10, 1997 PRELIMINARY COPY]


                                 BLANCHARD FUNDS
                          BLANCHARD GLOBAL GROWTH FUND
                            FEDERATED INVESTORS TOWER
                       PITTSBURGH, PENNSYLVANIA 15222-3779

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON FEBRUARY 20, 1998


         Notice is  hereby  given  that a Special  Meeting  (the  "Meeting")  of
Shareholders of Blanchard Global Growth Fund, a series of Blanchard Funds ("Global Growth"), will be held at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116 on February 20, 1998 at 2:00 p.m. for the following purposes:

         1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of November 20, 1997, providing for the acquisition of all of the assets of Global Growth by the Evergreen Global Leaders Fund ("Evergreen Global Leaders"), a series of the Evergreen Equity Trust, in exchange for Class A shares of Evergreen Global Leaders and the assumption by Evergreen Global Leaders of certain identified liabilities of Global Growth. The Plan also provides for distribution of such shares of Evergreen Global Leaders to shareholders of Global Growth in liquidation and subsequent termination of Global Growth. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Global Growth.

         2. To consider and act upon the Interim Management Contract between Global Growth and Virtus Capital Management, Inc.

         3. To consider and act upon the Interim Sub-Advisory Agreement between Virtus Capital Management, Inc. and Mellon Capital Management, Inc.

         4. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         The Trustees of Blanchard Funds on behalf of Global Growth have fixed the close of business on December 26, 1997 as the record date for the determination of shareholders of Global Growth entitled to notice of and to vote at the Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED WITHOUT DELAY TO SIGN AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                        By Order of the Board of Trustees

                                                              John W. McGonigle
                                                              Secretary

January 5, 1998

                                    INSTRUCTIONS FOR EXECUTING PROXY CARDS

         The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card(s) properly.

         1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card(s).

         2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card(s).

         3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card(s) should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION                                    VALID SIGNATURE

CORPORATE
ACCOUNTS
(1)  ABC Corp.                                  ABC Corp.
(2)  ABC Corp.                                  John Doe, Treasurer
(3)  ABC Corp.
c/o John Doe, Treasurer                         John Doe, Treasurer
(4)  ABC Corp. Profit Sharing Plan              John Doe, Trustee
TRUST ACCOUNTS
(1)  ABC Trust                                  Jane B. Doe, Trustee
(2)  Jane B. Doe, Trustee                       Jane B. Doe
u/t/d 12/28/78
CUSTODIAL OR ESTATE ACCOUNTS
(1)  John B. Smith, Cust.                       John B. Smith
f/b/o John B. Smith, Jr. UGMA
(2)  John B. Smith, Jr.                         John B. Smith, Jr.,
                                                Executor

                  PROSPECTUS/PROXY STATEMENT DATED JANUARY 5, 1998

                               Acquisition of Assets of

                             BLANCHARD GLOBAL GROWTH FUND
                                   a series of
                                 Blanchard Funds
                            Federated Investors Tower
                      Pittsburgh, Pennsylvania, 15222-3779

                         By and in Exchange for Shares of

                          EVERGREEN GLOBAL LEADERS FUND
                                   a series of
                               Evergreen Equity Trust
                                200 Berkeley Street
                            Boston, Massachusetts 02116

         This Prospectus/Proxy Statement is being furnished to shareholders of Blanchard Global Growth Fund ("Global Growth") in connection with a proposed Agreement and Plan of Reorganization (the "Plan") to be submitted to shareholders of Global Growth for consideration at a Special Meeting of Shareholders to be held on February 20, 1998 at 2:00 p.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116, and any adjournments thereof (the "Meeting"). The Plan provides for all of the assets of Global Growth to be acquired by Evergreen Global Leaders Fund ("Evergreen Global Leaders") in exchange for shares of Evergreen Global Leaders and the assumption by Evergreen Global Leaders of certain identified liabilities of Global Growth (hereinafter referred to as the "Reorganization"). Evergreen Global Leaders and Global Growth are sometimes hereinafter referred to individually as the "Fund" and collectively as the "Funds." Following the Reorganization, shares of Evergreen Global Leaders will be distributed to shareholders of Global Growth in liquidation of Global Growth and such Fund will be terminated. Holders of shares of Global Growth will receive Class A shares of Evergreen Global Leaders. No initial sales charges will be imposed in connection with the Class A shares of Evergreen Global Leaders received by holders of shares of Global Growth. As a result of the proposed Reorganization, shareholders of Global Growth will receive that number of full and fractional shares of Evergreen Global Leaders having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of Global Growth. The Reorganization is being structured as a tax-free reorganization for federal income tax purposes.

         Evergreen Global Leaders is a separate series of Evergreen Equity Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of Evergreen Global Leaders is to seek capital appreciation by investing primarily in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. The investment objective of Global Growth is to seek long-term capital growth by following a global allocation strategy that contemplates shifts among strategic market sectors, including U.S. Equities; U.S. Fixed Income; Foreign Equities; Foreign Fixed Income; Precious Metals Securities; and Emerging Markets.

         Shareholders of Global Growth are also being asked to approve the Interim Management Contract with Virtus Capital Management, Inc., a subsidiary of First Union Corporation ("Virtus"), (the "Interim Advisory Agreement") with the same terms and fees as the previous advisory agreement between Global Growth and Virtus and the Interim Sub-Advisory Agreement between Virtus and Mellon Capital Management, Inc. ("Mellon Capital") with the same terms and fees as the previous sub-advisory agreement between Virtus and Mellon Capital. The Interim Advisory Agreement and Interim Sub- Advisory Agreement will be in effect for the period of time between November 21, 1997, the date on which the merger of Signet Banking Corporation with and into a wholly-owned subsidiary of First Union Corporation was consummated, and the date of the Reorganization (scheduled for on or about February 27, 1998).

         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about Evergreen Global Leaders that shareholders of Global Growth should know before voting on the Reorganization. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated January 5, 1998, relating to this Prospectus/Proxy Statement and the Reorganization which includes the financial statements of Evergreen Global Leaders dated October 31, 1996 and April 30, 1997 and Global Growth dated September 30, 1997, has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Global Leaders at 200 Berkeley Street, Boston, Massachusetts 02116, or by calling toll-free 1-800-343-2898.

         The Prospectus of Evergreen Global Leaders relating to Class A, Class B and Class C shares dated March 3, 1997, as supplemented, and its Annual Report for the fiscal year ended October 31, 1996 and its Semi-Annual Report for the six month period ended April 30, 1997 are incorporated herein by reference in their entirety, insofar as they relate to Evergreen Global Leaders relating to Class A, Class B and Class C shares only, and not to any other fund described therein. Shareholders of Global Growth will receive, with this Prospectus/Proxy Statement, copies of the Prospectus of Evergreen Global Leaders. Additional information about Evergreen Global Leaders is contained in its Statement of Additional Information of the same date which has been filed with the SEC and which is available upon request and without charge by writing to or calling Evergreen Global Leaders at the address or telephone number listed in the preceding paragraph.

         The Prospectus of Global Growth dated August 31, 1997, insofar as it relates to Global Growth only, and not to any other funds described therein, is incorporated herein in its entirety by reference. Copies of the Prospectus and related Statement of Additional Information dated the same date, are available upon request without charge by writing to Global Growth at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-829- 3863.

         Included as Exhibit A to this Prospectus/Proxy Statement is a copy of the Plan.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank and are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve investment risk, including possible loss of capital.

                                TABLE OF CONTENTS


                                                              Page

COMPARISON OF FEES AND EXPENSES...................................6
SUMMARY...........................................................8
         Proposed Plan of Reorganization..........................8
         Tax Consequences.........................................10
         Investment Objectives and Policies
           of the Funds...........................................10
         Comparative Performance Information
           for each Fund..........................................11
         Management of the Funds..................................12
         Investment Advisers and Sub-Adviser......................12
         Administrators...........................................13
         Portfolio Management.....................................14
         Distribution of Shares...................................14
         Purchase and Redemption Procedures.......................16
         Exchange Privileges......................................16
         Dividend Policy..........................................16
         Risks....................................................17
REASONS FOR THE REORGANIZATION....................................19
         Agreement and Plan of Reorganization.....................21
         Federal Income Tax Consequences..........................23
         Pro-forma Capitalization.................................25
         Shareholder Information..................................26
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES..................26
COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS...................29
         Forms of Organization....................................29
         Capitalization...........................................29
         Shareholder Liability....................................30
         Shareholder Meetings and Voting Rights...................31
         Liquidation or Dissolution...............................31
         Liability and Indemnification of Trustees................32
INFORMATION REGARDING THE INTERIM ADVISORY
   AGREEMENT......................................................33
         Introduction.............................................33
         Comparison of the Interim Advisory
           Agreement and the Previous Advisory
           Agreement..............................................34
         Information About Global Growth's Investment
           Adviser................................................35
INFORMATION REGARDING THE INTERIM SUB-
  ADVISORY AGREEMENT..............................................36
         Introduction.............................................36
         Comparison of the Interim Sub-Advisory
           Agreement and the Previous Sub-
           Advisory Agreement.....................................37
ADDITIONAL INFORMATION............................................38

VOTING INFORMATION CONCERNING THE MEETING.........................39
FINANCIAL STATEMENTS AND EXPERTS..................................42
LEGAL MATTERS.....................................................42
OTHER BUSINESS....................................................42

                         COMPARISON OF FEES AND EXPENSES

         The amounts for Class A shares of Evergreen Global Leaders set forth in the following tables and in the examples are based on the expenses of Evergreen Global Leaders for the fiscal year ended October 31, 1996. The amounts for shares of Global Growth set forth in the following tables and in the examples are based on the expenses for Global Growth for the fiscal year ended September 30, 1997. The pro forma amounts for Class A shares of Evergreen Global Leaders are based on what the combined expenses would have been for Evergreen Global Leaders for the fiscal year ending April 30, 1997. All amounts are adjusted for voluntary expense waivers.

         The following tables show for Evergreen Global Leaders, Global Growth and Evergreen Global Leaders pro forma, assuming consummation of the
Reorganization, the shareholder transaction expenses and annual fund operating expenses associated with an investment in the Class A shares of Evergreen Global Leaders and shares of Global Growth, as applicable.

                                         Comparison of Class A Shares
                                       of Evergreen Global Leaders With
                             Shares of Global Growth




                                             Evergreen                                         Evergreen
                                             Global                      Global                Global
                                             Leaders                     Growth                Leaders
                                             ----------                  ------                ------
Shareholder                                                                                    Pro Forma
Transaction                                  Class A                     Shares                Class A
Expenses                                     -------                     ------                ------

Maximum Sales Load                           4.75%                       None                  4.75%
Imposed on Purchases
(as a percentage of
offering price)

Maximum Sales Load                           None                        None                  None
Imposed on Reinvested
Dividends (as a
percentage of offering
price)








Contingent Deferred                          None                        None                  None
Sales Charge (as a
percentage of original
purchase price or
redemption proceeds,
whichever is lower)

Exchange Fee                                 None                        None                  None

Annual Fund Operating
Expenses (as a
percentage of average
daily net assets)

Management Fee                               0.95%                       1.00%                 0.95%

12b-1 Fees (1)                               0.25%                       [   ]%                0.25%

Other Expenses                               0.55%                       [   ]                 0.55%
                                             ---------                   --------              ---------
Annual Fund Operating                        1.75%                       [   ]%                1.75%
Expenses                                     ---------                   ---------             ---------
                                             ---------                   ---------             ---------

---------------

(1) Class A shares of Evergreen Global Leaders can pay up to 0.75% of average daily net assets as a 12b-1 fee. For the foreseeable future, the Class A 12b-1 fees will be limited to 0.25% of average daily net assets.

         Examples. The following tables show for Evergreen Global Leaders and Global Growth, and for Evergreen Global Leaders pro forma, assuming consummation of the Reorganization, examples of the cumulative effect of shareholder transaction expenses and annual fund operating expenses indicated above on a $1,000 investment in each class of shares for the periods specified, assuming
(i) a 5% annual return, and (ii) redemption at the end of such period. In the case of Evergreen Global Leaders - pro forma, the example does not reflect the imposition of the 4.75% maximum sales load on purchases because Global Growth Shareholders who receive Class A shares of Evergreen Global Leasers in the Reorganization or who purchase additional Class A shares of Evergreen Global Leaders subsequent to the Reorganization will not incur any sales load.




                                      One                  Three                 Five                Ten
                                      Year                 Years                 Years               Years
                                      ----                 -----                 -----               -----

Evergreen Global
Leaders Class A                       $64                  $100                  $138                $244



Global Growth                         $26                  $78                   $134                $286


Evergreen Global
Leaders - Pro                         $18                  $55                   $95                 $206
Forma Class A


         The purpose of the foregoing examples is to assist Global Growth shareholders in understanding the various costs and expenses that an investor in Evergreen Global Leaders would bear directly and indirectly as a result of the Reorganization as compared with the various direct and indirect expenses currently borne by a shareholder in Global Growth. These examples should not be considered a representation of past or future expenses or annual return. Actual expenses may be greater or less than those shown.

                                     SUMMARY

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, and, to the extent not inconsistent with such additional information, the Prospectus of Evergreen Global Leaders dated March 3, 1997, as supplemented, and the Prospectus of Global Growth dated August 31, 1997 (which are incorporated herein by reference), the Plan, the Interim Advisory Agreement and the Interim Sub- Advisory Agreement, forms of which are attached to this Prospectus/Proxy Statement as Exhibits A, B and C, respectively.

Proposed Plan of Reorganization

         The Plan provides for the transfer of all of the assets of Global Growth in exchange for shares of Evergreen Global Leaders and the assumption by Evergreen Global Leaders of certain identified liabilities of Global Growth. The Plan also calls for the distribution of shares of Evergreen Global Leaders to Global Growth shareholders in liquidation of Global Growth as part of the Reorganization. As a result of the Reorganization, the shareholders of Global Growth will become the owners of that number of full and fractional Class A shares of Evergreen Global Leaders having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of Global Growth, as of the close of business immediately prior to the date that Global Growth's assets are exchanged for shares of Evergreen Global Leaders. See "Reasons for the Reorganization - Agreement and Plan of Reorganization."

         The Trustees of Blanchard Funds, including the Trustees who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Trustees"), have concluded that the Reorganization would be in the best interests of shareholders of Global Growth, and that the interests of the shareholders of Global Growth will not be diluted as a result of the transactions contemplated by the Reorganization. Accordingly, the Trustees have submitted the Plan for the approval of Global Growth's shareholders.

                        THE BOARD OF TRUSTEES OF BLANCHARD FUNDS
                    RECOMMENDS APPROVAL BY SHAREHOLDERS OF GLOBAL GROWTH
                        OF THE PLAN EFFECTING THE REORGANIZATION.

         The Trustees of Evergreen Equity Trust, on behalf of Evergreen Global Leaders, have also approved the Plan, and accordingly Evergreen Global Leaders' participation in the Reorganization.

         Approval of the Reorganization on the part of Global Growth will require the affirmative vote of a majority of Global Growth's shares voted and entitled to vote, with all classes voting together as a single class at a Meeting at which a quorum of the Fund's shares is present. A majority of the outstanding shares entitled to vote, represented in person or by proxy, is required to constitute a quorum at the Meeting. See "Voting Information Concerning the Meeting."

         The merger (the "Merger") of Signet Banking Corporation ("Signet") with and into a wholly-owned subsidiary of First Union Corporation ("First Union") has been consummated and, as a result, by law the Merger terminated the investment advisory agreement between Virtus and Global Growth and the sub-advisory agreement between Virtus and Mellon Capital. Prior to consummation of the Merger, Global Growth received an order from the SEC which permitted the implementation, without formal shareholder approval, of a new investment advisory agreement between the Fund and Virtus and a new sub-advisory agreement between Virtus and Mellon Capital for a period of not more than 120 days beginning on the date of the closing of the Merger and continuing through the date the Interim

Advisory Agreement and Interim Sub-Advisory Agreement are approved by the Fund's shareholders (but in no event later than April 30, 1998). The Interim Advisory Agreement and the Interim Sub-Advisory Agreement have the same terms and fees as the previous investment advisory agreement between Global Growth and Virtus and the previous sub-advisory agreement between Virtus and Mellon Capital, respectively. The Reorganization is scheduled to take place on or about February 27, 1998.

         Approval of the Interim Advisory Agreement and Interim Sub-Advisory Agreement requires the affirmative vote of (i) 67% or more of the shares of Global Growth present in person or by proxy at the Meeting, if holders of more than 50% of the shares of Global Growth outstanding on the record date are present, in person or by proxy, or (ii) more than 50% of the outstanding shares of Global Growth, whichever is less. See "Voting Information Concerning the Meeting."

         If the shareholders of Global Growth do not vote to approve the Reorganization, the Trustees will consider other possible courses of action in the best interests of shareholders.

Tax Consequences

         Prior to or at the completion of the Reorganization, Global Growth will have received an opinion of counsel that the Reorganization has been structured so that no gain or loss will be recognized by the Fund or its shareholders for federal income tax purposes as a result of the receipt of shares of Evergreen Global Leaders in the Reorganization. The holding period and aggregate tax basis of shares of Evergreen Global Leaders that are received by Global Growth's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Global Growth in the hands of Evergreen Global Leaders as a result of the Reorganization will be the same as in the hands of the Fund immediately prior to the Reorganization, and no gain or loss will be recognized by Evergreen Global Leaders upon the receipt of the assets of the Fund in exchange for shares of Evergreen Global Leaders and the assumption by Evergreen Global Leaders of certain identified liabilities.

Investment Objectives and Policies of the Funds

         The investment objectives and policies of Evergreen Global Leaders and Global Growth are similar in that both seek capital appreciation through investments in both U.S. and foreign securities. There are, however, differences between the Funds' objectives and policies.

         The investment objective of Evergreen Global Leaders is to seek to achieve capital appreciation by investing primarily in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. The investment adviser of Evergreen Global Leaders attempts to screen the largest companies in the world's major industrialized countries and invests, in the opinion of the investment adviser, in the 100 best based on certain qualitative and quantitative criteria, including those with the highest return on equity and consistent earnings growth.

         The investment objective of Global Growth is to seek long-term capital growth. Global Growth attempts to achieve its objective by following a global allocation strategy that contemplates shifts among strategic market sectors, including U.S. Equities; U.S. Fixed Income; Foreign Equities; Foreign Fixed Income; Precious Metals Securities; and Emerging Markets. See "Comparison of Investment Objectives and Policies" below.

Comparative Performance Information for each Fund

         Discussions of the manner of calculation of total return are contained in the respective Prospectus and Statement of Additional Information of the Funds. The total return of Global Growth for the one, five, and ten year periods ended September 30, 1997, and for the period from inception through September 30, 1997 and for Evergreen Global Leaders for the one year period ended September 30, 1997 and for the period from inception through September 30, 1997 are set forth in the table below. The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment date and the deduction of all recurring expenses (including sales charges) that were charged to shareholders' accounts.

                         Average Annual Total Return (1)


                      1 Year               5 Years              10 Years             From
                      Ended                Ended                Ended                Inception
                      September            September            September            To
                      30,                  30,                  30,                  September             Inception
                      1997                 1997                 1997                 30, 1997              Date
                      -------              -------              --------             ---------             ---------


Evergreen
Global
Leaders

Class A               16.64%               N/A                  N/A                  15.19%                6/3/94
shares

Global                13.20%               10.51%               6.44%                8.97%                 6/1/86
Growth

---------

(1) Reflects waiver of advisory fees and reimbursements and/or waivers of expenses. Without such reimbursements and/or waivers, the average annual total return during the periods would have been lower.

         Important information about Evergreen Global Leaders is also contained in management's discussion of Evergreen Global Leaders's performance, attached hereto as Exhibit D. This information also appears in the most recent Annual Report of Evergreen Global Leaders.

Management of the Funds

         The overall management of Evergreen Global Leaders and of Global Growth is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Equity Trust and Blanchard Funds, respectively.

Investment Advisers and Sub-Adviser

         Evergreen Asset Management Corp ("Evergreen Asset") serves as investment adviser to Evergreen Global Leaders. Evergreen Asset has served as investment adviser to the Evergreen mutual funds since 1971. Evergreen is a wholly-owned subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union, the sixth largest bank holding company in the United States. The Capital Management Group of FUNB, Evergreen Asset and Keystone Investment Management Company manage the Evergreen family of mutual funds with assets of approximately $32.5 billion as of September 30, 1997. For further information regarding Evergreen, FUNB and First Union, see "Management of the Funds - Investment Advisers" in the Prospectus of Evergreen Global Leaders.

         Evergreen Asset manages investments, provides various administrative services and supervises the daily business affairs of Evergreen Global Leaders subject to the authority of the Evergreen Equity Trust's Board of Trustees. Evergreen Global Leaders pays Evergreen Asset a fee for its services at the annual rate of 0.95% of the Fund's average daily net assets.

         Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company which provides that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on Evergreen Global Leaders. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to Evergreen Global Leaders for the services provided by Lieber & Company. The address of both Evergreen Asset and Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned subsidiary of First Union.

         Virtus serves as the investment adviser for Global Growth. As investment adviser, Virtus is responsible for providing or providing for all management and administrative services for the Fund. In carrying out its obligations, Virtus provides or arranges for investment research and supervising the Fund's investments, selects and evaluates the performance of the Fund's sub-adviser, Mellon Capital, and conducts or arranges for a continuous program of appropriate sale or other disposition of the Fund's assets, subject at all times to the direction of the Board of Trustees. Virtus compensates Mellon Capital from the advisory fee received from Global Growth. See "Information Regarding the Interim Sub- Advisory Agreement." For its services as investment adviser, Virtus receives a fee at an annual rate of 1.00% of Global Growth's average daily net assets.

         Each investment adviser may, at its discretion, reduce or waive its fee or reimburse a Fund for certain of its other expenses in order to reduce its expense ratios. Each investment adviser may reduce or cease these voluntary waivers and reimbursements at any time.

Administrators

         Evergreen Investment Services ("EIS") serves as administrator to Evergreen Global Leaders. As administrator, EIS provides facilities, equipment and personnel to Evergreen Global Leaders and is entitled to receive an administration fee from the Fund based on the aggregate average daily net assets of all the mutual funds advised by Evergreen Asset and its affiliates, calculated in accordance with the following schedule: 0.050% on the first $7 billion, 0.035% on the next

$3 billion, 0.030% on the next $5 billion, 0.020% on the next $10 billion, 0.015% on the next $5 billion and 0.010% on assets in excess of $30 billion.

         Federated Administrative Services ("FAS") provides Global Growth with certain administrative personnel and services including certain legal and accounting services. FAS is entitled to receive a fee for such services at the following annual rates: 0.15% on the first $250 million of average daily net assets of the combined assets of the funds in the Blanchard/Virtus mutual fund family; 0.125% on the next $250 million of such assets, 0.10% on the next $250 million of such assets, and 0.075% on assets in excess of $750 million.

Portfolio Management

     The portfolio of Evergreen Global Leaders is managed by a committee composed of portfolio management and analytical personnel employed by Evergreen Asset. The members of this committee include Stephen A. Lieber, who is Chairman and Co- Chief Executive Officer of Evergreen Asset, and Edwin D. Miska, who is an analyst with Evergreen Asset. Messrs. Lieber and Miska are responsible for the day-to-day operations of the Fund. Mr. Lieber is the founder of Evergreen Asset and has been associated with Evergreen Asset and its predecessor since 1971. Mr. Miska has been a quantitative analyst with Evergreen Asset and its predecessor since 1986.

Distribution of Shares

         Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services, acts as underwriter of the shares of Evergreen Global Leaders. EDI distributes the Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Evergreen Global Leaders offers four classes of shares: Class A, Class B, Class C and Class Y. Each class has separate distribution arrangements. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below.) No class bears the distribution expenses relating to the shares of any other class.

         In the proposed Reorganization, shareholders of Global Growth will receive Class A shares of Evergreen Global Leaders. Class A shares of Evergreen Global Leaders currently incur Rule 12b-1 fees of 0.25% per year, while shares of Global Growth incur 12b-1 fees at the rate of 0.75% per year. Because the Reorganization will be effected at net asset value without the imposition of a sales charge, Evergreen Global Leaders shares acquired by shareholders of Global Growth pursuant to the proposed Reorganization would not be subject to any initial sales charge or contingent deferred sales charge as a result of the Reorganization.

         The following is a summary description of charges and fees for the Class A shares of Evergreen Global Leaders which will be received by Global Growth shareholders in the Reorganization. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the respective Evergreen Global Leaders Prospectus and the Global Growth Prospectus and in each Fund's respective Statement of Additional Information.

         Class A  Shares.  Class A shares  are sold at net asset  value  plus an initial sales charge and, as indicated below, are subject to distribution-related fees. For a description of the initial shares charges applicable to purchases of Class A shares, see "Purchase and Redemption of Shares - How to Buy Shares" in the Prospectus for Evergreen Global Leaders. Holders of shares of Global Growth who receive Class A shares of Evergreen Global Leaders will be able to purchase additional Class A shares of Evergreen Global Leaders and of any other Evergreen Fund at net asset value. No initial sales charge will be imposed.

         Additional information regarding the classes of shares of each Fund is included in its respective Prospectus and Statement of Additional Information.

         Distribution-Related Expenses. Evergreen Global Leaders has adopted a Rule 12b-1 plan with respect to its Class A shares under which the Class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the Class. Payments with respect to Class A shares are currently limited to 0.25% of average daily net assets attributable to the Class, which amount may be increased to the full plan rate for the Fund by the Trustees without shareholder approval.

         Global Growth has adopted a Rule 12b-1 plan with respect to its shares under which such shares may pay for distribution-related expenses at an annual rate of 0.75% of average daily net assets.

         Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its respective Prospectus and Statement of Additional Information.

Purchase and Redemption Procedures

         Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for Evergreen Global Leaders is $1,000 and the minimum investment for Global Growth is $3,000 ($2,000 for qualified pension plans). Global Growth has a minimum investment requirement of $200 for subsequent investments. There is no minimum for subsequent purchases of shares of Evergreen Global Leaders. Each Fund provides for telephone, mail or wire redemption of shares at net asset value as next determined after receipt of a redemption request on each day the New York Stock Exchange ("NYSE") is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the respective Prospectus for each Fund. Each Fund may involuntarily redeem shareholders' accounts that have less than $1,000 of invested funds. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

         Global Growth currently permits shareholders to exchange such shares for shares of another fund in the Blanchard Group of Funds or for Investment shares of other funds managed by Virtus. In addition, such shares may be exchanged for shares of Federated Emerging Markets Fund. Holders of shares of a class of Evergreen Global Leaders generally may exchange their shares for shares of the same class of any other Evergreen fund. Global Growth shareholders will be receiving Class A shares of Evergreen Global Leaders in the Reorganization and, accordingly, with respect to shares of Evergreen Global Leaders received by Global Growth shareholders in the Reorganization, the exchange privilege is limited to the Class A shares of other Evergreen funds. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's respective Prospectus and Statement of Additional Information.

Dividend Policy

         Each Fund distributes its income dividends annually. Distributions of any net realized gains of a Fund will be made at least annually. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See the respective Prospectus of each Fund for further information concerning dividends and distributions.

         After the Reorganization, shareholders of Global Growth who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Evergreen Global Leaders reinvested in shares of Evergreen Global Leaders. Shareholders of Global Growth who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Evergreen Global Leaders in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of Evergreen Global Leaders.

         Each of Evergreen Global Leaders and Global Growth has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, so long as each Fund distributes all of its net investment company taxable income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

Risks

         Since the investment objectives and policies of each Fund are similar, the risks involved in investing in each Fund's shares are similar. There is no assurance that investment performances will be positive and that the Funds will meet their investment objectives.

         Options and Futures. Both Funds may employ for hedging purposes the strategy of engaging in options and futures transactions. The risks involved in these strategies are described in the "Investment Practices and Restrictions Options and Futures" section in the Prospectus of Evergreen Global Leaders.

     Foreign Securities. Both Funds invest in foreign securities. Securities markets of foreign countries in which the Funds may invest are generally not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid than the major U.S. markets. The differences between investing in foreign and U.S. companies include: (1) less publicly available information about foreign companies; (2) the lack of uniform financial accounting standards and practices among countries which could impair the validity of direct comparisons of valuations measures (such as price/earnings ratios) for securities in different countries; (3) less readily available market quotations on foreign companies; (4) differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; (5) differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments; (6) generally lower foreign stock market volume; (7) the likelihood that foreign securities may be less liquid or more volatile, which may affect the Fund's ability to purchase or sell large blocks of securities and thus obtain the best price; (8) transaction costs, including brokerage charges and custodian charges associated with holding foreign securities, may be higher;
(9) the settlement period for foreign securities, which are sometimes longer than those for securities of U.S. issuers, may affect portfolio liquidity; (10) the possibility that foreign securities held by a Fund may be traded on days that the Fund does not value its portfolio securities, such as Saturdays and customary business holidays, and accordingly, the Fund's net asset value may be significantly affected on days when shareholders do not have access to the Fund;
(11) political and social instability, expropriation, and political or financial changes which adversely affect investment in some countries.

         Emerging Markets. Investing in securities of issuers in emerging markets countries involves exposure to economic systems that are generally less stable than those of developed countries. Investing in companies in emerging markets countries may involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility for those securities.

     Additional Information. Further information about these risks, as well as other risks relating to an investment in Evergreen Global Leaders, is set forth in the Prospectus of Evergreen Global Leaders at "Special Risk Considerations."



                          REASONS FOR THE REORGANIZATION

         On July 18, 1997, First Union entered into an Agreement and Plan of Merger with Signet, which provided, among other things, for the Merger of Signet with and into a wholly-owned subsidiary of First Union. The Merger was consummated on November 21, 1997. As a result of the Merger it is expected that FUNB and its affiliates will succeed to the investment advisory and administrative functions currently performed for Global Growth by various units of Signet and various unaffiliated parties. It is also expected that Signet, or its successors, will no longer, upon completion of the Reorganization and similar reorganizations of other funds in the Signet mutual fund family, provide investment advisory or administrative services to investment companies.

         At a regular meeting held on September 16, 1997, the Board of Trustees of Blanchard Funds considered and approved the Reorganization as in the best interests of shareholders of Global Growth and determined that the interests of existing shareholders of Global Growth will not be diluted as a result of the transactions contemplated by the Reorganization. In addition, the Trustees approved the Interim Advisory Agreement and Interim Sub-Advisory Agreement with respect to Global Growth.

         As noted above, Signet has merged with and into a wholly-owned subsidiary of First Union. Signet is the parent company of Virtus, investment adviser to the mutual funds which comprise Blanchard Funds. The Merger caused, as a matter of law, termination of the investment advisory agreement between each series of Blanchard Funds and Virtus and the sub-advisory agreement between Virtus and Mellon Capital with respect to the Fund. Blanchard Funds have received an order from the SEC which permits Virtus and Mellon Capital to continue to act as Global Growth's investment adviser and sub-adviser, respectively, without shareholder approval, for a period of not more than 120 days from the date the Merger was consummated (November 21, 1997) to the date of shareholder approval of a new investment advisory agreement and sub- advisory agreement. Accordingly, the Trustees considered the recommendations of Signet in approving the proposed Reorganization.

         In approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Reorganization. There are substantial similarities between Evergreen Global Leaders and Global Growth. Specifically, Evergreen Global Leaders and Global Growth have substantially identical investment objectives and policies and comparable risk profiles. See "Comparison of Investment Objectives and Policies" below. At the same time, the Board of Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved upon the combination of Global Growth with an Evergreen fund with a greater level of assets. As of September 30, 1997, Evergreen Global Leaders's net assets were approximately $213.6 million and Global Growth's net assets were approximately $62.2 million.

         In addition, assuming that an alternative to the Reorganization would be to propose that Global Growth continue its existence and be separately managed by Evergreen Asset or one of its affiliates, Global Growth would be offered through common distribution channels with the similar Evergreen Global Leaders. Global Growth would also have to bear the cost of maintaining its separate existence. Signet and Evergreen Asset believe that the prospect of dividing the resources of the Evergreen mutual fund organization between two substantially similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and the greatest possible economies of scale. Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, Signet and Evergreen Asset believe that the proposed Reorganization would be in the best interests of each Fund and its shareholders.

         The Board of Trustees of Blanchard Funds met and considered the recommendation of Signet and Evergreen Asset and, in addition, considered among other things, (i) the terms and conditions of the Reorganization; (ii) whether the Reorganization would result in the dilution of shareholders' interests;
(iii) expense ratios, fees and expenses of Evergreen Global Leaders and Global Growth; (iv) the comparative performance records of each of the Funds; (v) compatibility of their investment objectives and policies; (vi) the investment experience, expertise and resources of Evergreen; (vii) the service and distribution resources available to the Evergreen funds and the broad array of investment alternatives available to shareholders of the Evergreen funds; (viii) the personnel and financial resources of First Union and its affiliates; (ix) the fact that FUNB will bear the expenses incurred by Global Growth in connection with the Reorganization; (x) the fact that Evergreen Global Leaders will assume certain identified liabilities of Global Growth; and (xi) the expected federal income tax consequences of the Reorganization.

         The Trustees also considered the benefits to be derived by shareholders of Global Growth from the sale of its assets to Evergreen Global Leaders. In this regard, the Trustees considered the potential benefits of being associated with a larger entity and the economies of scale that could be realized by the participation in such an entity by shareholders of Global Growth.

         In addition, the Trustees considered that there are alternatives available to shareholders of Global Growth, including the ability to redeem their shares, as well as the option to vote against the Reorganization.

         During their consideration of the Reorganization the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved. The Trustees of Evergreen Equity Trust, on behalf of Evergreen Global Leaders, also concluded at a meeting on September 17, 1997 that the proposed Reorganization would be in the best interests of shareholders of Evergreen Global Leaders and that the interests of the shareholders of Evergreen Global Leaders would not be diluted as a result of the transactions contemplated by the Reorganization.

                    THE TRUSTEES OF BLANCHARD FUNDS RECOMMEND
                 THAT THE SHAREHOLDERS OF GLOBAL GROWTH APPROVE
                           THE PROPOSED REORGANIZATION.

Agreement and Plan of Reorganization

         The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

         The Plan provides that Evergreen Global Leaders will acquire all of the assets of Global Growth in exchange for shares of Evergreen Global Leaders and the assumption by Evergreen Global Leaders of certain identified liabilities of Global Growth on or about February 27, 1998 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Global Growth will endeavor to discharge all of its known liabilities and obligations. Evergreen Global Leaders will not assume any liabilities or obligations of Global Growth other than those reflected in an unaudited statement of assets and liabilities of Global Growth prepared as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date. The number of full and fractional shares of each class of Evergreen Global Leaders to be received by the shareholders of Global Growth will be determined by multiplying the respective outstanding class of shares of Global Growth by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Global Growth by the net asset value per share of the respective class of shares of Evergreen Global Leaders. Such computations will take place as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         State Street Bank and Trust Company, the custodian for Evergreen Global Leaders, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Evergreen Global Leaders, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, Global Growth will have declared a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, Global Growth will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Evergreen Global Leaders received by Global Growth. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Fund's shareholders on the share records of Evergreen Global Leaders' transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Evergreen Global Leaders due to the Fund's shareholders. All issued and outstanding shares of Global Growth, including those represented by certificates, will be canceled. The shares of Evergreen Global Leaders to be issued will have no preemptive or conversion rights. After such distributions and the winding up of its affairs, Global Growth will be terminated. In connection with such termination, Blanchard Funds will file with the SEC an application for termination as a registered investment company.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by Global Growth's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Global Growth's shareholders, the Plan may be terminated (a) by the mutual agreement of Global Growth and Evergreen Global Leaders; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         The expenses of Global Growth in connection with the Reorganization (including the cost of any proxy soliciting agent) will be borne by FUNB whether or not the Reorganization is consummated. No portion of such expenses will be borne directly or indirectly by Global Growth or its shareholders. There are no liabilities or expected reimbursements in connection with the 12b-1 Plan of Global Growth. As a result, no 12b-1 liabilities will be assumed by Evergreen Global Leaders following the Reorganization.

         If the Reorganization is not approved by shareholders of Global Growth, the Board of Trustees of Blanchard Funds will consider other possible courses of action in the best interests of shareholders.

Federal Income Tax Consequences

         The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Reorganization, Global Growth will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Reorganization:

         (1) The transfer of all of the assets of Global Growth solely in exchange for shares of Evergreen Global Leaders and the assumption by Evergreen Global Leaders of certain identified liabilities, followed by the distribution of Evergreen Global Leaders' shares by Global Growth in dissolution and liquidation of Global Growth, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Evergreen Global Leaders and Global Growth will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by Global Growth on the transfer of all of its assets to Evergreen Global Leaders solely in exchange for Evergreen Global Leaders' shares and the assumption by Evergreen Global Leaders of certain identified liabilities of Global Growth or upon the distribution of Evergreen Global Leaders' shares to Global Growth's shareholders in exchange for their shares of Global Growth;

         (3) The tax basis of the assets transferred will be the same to Evergreen Global Leaders as the tax basis of such assets to Global Growth immediately prior to the Reorganization, and the holding period of such assets in the hands of Evergreen Global Leaders will include the period during which the assets were held by Global Growth;

         (4) No gain or loss will be recognized by Evergreen Global Leaders upon the receipt of the assets from Global Growth solely in exchange for the shares of Evergreen Global Leaders and the assumption by Evergreen Global Leaders of certain identified liabilities of Global Growth;

         (5) No gain or loss will be recognized by Global Growth's shareholders upon the issuance of the shares of Evergreen Global Leaders to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of Global Growth; and

         (6) The aggregate tax basis of the shares of Evergreen Global Leaders, including any fractional shares, received by each of the shareholders of Global Growth pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Global Growth held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Evergreen Global Leaders, including fractional shares, received by each such shareholder will include the period during which the shares of Global Growth exchanged therefor were held by such shareholder (provided that the shares of Global Growth were held as a capital asset on the date of the Reorganization).

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of Global Growth would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Evergreen Global Leaders shares he or she received. Shareholders of Global Growth should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Evergreen Global Leaders. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of Global Growth should also consult their tax advisers as to the state and local tax consequences, if any, of the Reorganization.

Pro-forma Capitalization

         The following table sets forth the capitalizations of Evergreen Global Leaders and Global Growth as of September 30, 1997 and the capitalization of Evergreen Global Leaders on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.73758 Class A shares of Evergreen Global Leaders issued for each share of Global Growth.



                                       Capitalization of Global Growth,
                                    Evergreen Global Leaders and Evergreen
                                          Global Leaders (Pro Forma)


                                                                                             Evergreen
                                                                                             Global
                                                                  Evergreen                  Leaders
                                       Global                     Global                     (After
                                       Growth                     Leaders                    Reorgani-
                                       ---------                  --------                   zation)
                                                                                             ------------

Net Assets
   Shares.........................     $62,197,366                N/A                        N/A
   Class A........................     N/A                        $ 39,205,199               $101,402,565
   Class B........................     N/A                        $135,612,309               $135,612,309
   Class C........................     N/A                        $  2,420,914               $  2,420,914
   Class Y........................     N/A                        $ 36,351,166               $ 36,351,166
Total Net Assets                       $62,197,366                $213,589,588               $275,786,954
Net Asset Value Per
Share
   Shares.........................     $ 10.54                    N/A                        N/A
   Class A........................     N/A                        $ 14.29                    $ 14.29

                                                                                             Evergreen
                                                                                             Global
                                                                  Evergreen                  Leaders
                                       Global                     Global                     (After
                                       Growth                     Leaders                    Reorgani-
                                       ---------                  --------                   zation)
                                                                                             ------------
   Class B........................     N/A                        $ 14.14                    $ 14.14
   Class C........................     N/A                        $ 14.13                    $ 14.13
   Class Y........................     N/A                        $ 14.33                    $ 14.33
Shares Outstanding
   Shares.........................     5,899,615                  N/A                        N/A
   Class A........................     N/A                        2,743,650                  7,096,051
   Class B........................     N/A                        9,588,110                  9,588,110
   Class C........................     N/A                          171,342                    171,342
   Class Y........................     N/A                        2,537,390                  2,537,390
   All Classes....................     5,899,615                  15,040,492                 19,392,893


         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Shareholder Information

         As of December 26, 1997 (the "Record Date"), there were shares of beneficial interest of Global Growth outstanding.

         As of October 31, 1997, the officers and Trustees of Blanchard Funds beneficially owned as a group less than 1% of the outstanding shares of Global Growth. To Global Growth's knowledge, no person owned beneficially or of record more than 5% of Global Growth's total outstanding shares as of October 31, 1997.

                               COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         While the investment objectives, policies, and restrictions of the two Funds are similar, there are differences. In particular, Global Growth is permitted to invest up to 65% of its assets in any one of the following: U.S.
equities, foreign equities, U.S. fixed income securities, or foreign fixed income securities. By contrast, Evergreen Global Leaders will, under normal conditions, invest at least 65% of its assets in equity securities. In addition, Global Growth may invest up to 15% of its total assets in emerging market securities. Evergreen Global Leaders generally will invest only in securities of issuers in major industrial countries. Unlike the investment objective and certain of the investment policies and restrictions of Global Growth, the investment objective, policies and restrictions of Evergreen Global Leaders are non-fundamental and may be changed by the Trustees of Evergreen Equity Trust without shareholder approval. Other differences between the investment objectives, policies and restrictions of the Funds are discussed below. The following discussion is based upon and qualified in its entirety by the descriptions of the respective investment objectives, policies and restrictions set forth in the respective Prospectus and Statement of Additional Information of the Funds. The investment objective, policies and restrictions of Evergreen Global Leaders can be found in the Prospectus of Evergreen Global Leaders under the caption "Investment Objectives and Policies." The Prospectus of Evergreen Global Leaders also offers additional funds advised by Evergreen Asset or its affiliates. These additional funds are not involved in the Reorganization, their investment objectives and policies are not discussed in this Prospectus/Proxy Statement and their shares are not offered hereby. The investment objective, policies and restrictions of Global Growth can be found in the Prospectus of the Fund under the caption "The Funds' Investment Objectives and Policies."

         The investment objective of Evergreen Global Leaders is to achieve capital appreciation by investing primarily in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. The Fund makes investments in no less than three countries, which may include the United States. The investment adviser of Evergreen Global Leaders attempts to screen the largest companies in the world's major industrialized countries and invests, in the opinion of the investment adviser, in the 100 best based on certain qualitative and quantitative criteria, including those with the highest return on equity and consistent earnings growth.

         Evergreen Global Leaders primarily invests in:

         Equity Securities. These include common and preferred stocks, convertible securities and warrants of foreign and domestic corporations. Under normal conditions at least 65% of the Fund's total assets will consist of global equity securities.

     Fixed Income Securities. These include obligations of foreign governments and supranational organizations (such as the World Bank); corporate and foreign government fixed income securities denominated in currencies other than U.S. dollars rated, at the time of purchase Baa or higher by Moody's Investors Service or BBB or higher by Standard & Poor's Ratings Group, or which, if unrated, are considered to be of comparable quality by Evergreen Asset.

         Strategic investments. These include options and futures contracts on currency, securities options, and forward foreign currency exchange contracts.

         Securities of closed-end investment companies.

         The investment objective of Global Growth is to seek long-term capital growth by following a global allocation strategy that contemplates shifts among six strategic market sectors. The sectors are:

         U.S. equity securities.

         Foreign equity securities.

         U.S. fixed income securities.

         Foreign fixed income securities.

         Precious metals securities.

         Emerging market securities.

         Global Growth invests, under normal market conditions, at least 65% of the value of its total assets in securities of at least three different countries. The Fund may invest up to 65% of its assets in any one sector, except that its investment in precious metals securities is limited to 25% of assets and its investment in emerging market securities is limited to 15% of assets.

         Neither Evergreen Global Leaders nor Global Growth may invest more than 5% of its assets in securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer. However, because Global Growth is a non-diversified portfolio for purposes of the 1940 Act, these restrictions apply to 50% of the assets of Global Growth. As a diversified portfolio under the 1940 Act, the same restrictions apply to 75% of the assets of Evergreen Global Leaders. Nondiversification may increase investment risks.

     The characteristics of each investment policy and the associated risks are described in each Fund's respective Prospectus and Statement of Additional Information. The Funds have other investment policies and restrictions which are also set forth in the Prospectus and Statement of Additional Information of each Fund.

                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

Forms of Organization

         Evergreen Equity Trust and Blanchard Funds are both open-end management investment companies registered with the SEC under the 1940 Act, which continuously offer shares to the public. Evergreen Equity Trust is organized as a Delaware business trust, and Blanchard Funds is organized as a Massachusetts business trust. Each Trust is governed by a Declaration of Trust, By-Laws and a Board of Trustees. Each Trust is also governed by applicable Delaware, Massachusetts and federal law. Evergreen Global Leaders is a series of Evergreen Equity Trust, and Global Growth is a series of Blanchard Funds.

         As set forth in the supplement to the Prospectus of Evergreen Global Leaders, effective December 19, 1997, Evergreen Global Leaders, a series of Evergreen Equity Trust, was reorganized (the "Delaware Reorganization")into a corresponding series of Evergreen Equity Trust, a Delaware business trust. In connection with the Delaware Reorganization, the Fund's investment objectives were reclassified from "fundamental" to "non-fundamental" and therefore may be changed without shareholder approval; the Fund adopted certain standardized investment restrictions; and the Fund eliminated or reclassified from fundamental to non- fundamental certain of the Fund's other fundamental investment restrictions.

Capitalization

         The beneficial interests in Evergreen Global Leaders are represented by an unlimited number of transferable shares of beneficial interest $.001 par value per share. The beneficial interests in Global Growth are represented by an unlimited number of transferable shares of beneficial interest without par value. The respective Declaration of Trust under which each Fund has been established permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued. Each Fund's shares represent equal proportionate interests in the assets belonging to the Funds. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each

Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by series as to matters, such as approval of or amendments to investment advisory agreements or proposed reorganizations, that affect only their particular series.

Shareholder Liability

         Under Massachusetts law, shareholders of a business trust could, under certain circumstances, be held personally liable for the obligations of the business trust. However, the Declaration of Trust under which Global Growth was established disclaims shareholder liability for acts or obligations of the series and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of the series property for all losses and expenses of any shareholder held personally liable for the obligations of the series. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which a disclaimer is inoperative and the series or the trust itself would be unable to meet its obligations.

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen Equity Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject shareholders of a Delaware trust to liability. To guard against this risk, the Declaration of Trust of Evergreen Equity Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Evergreen Equity Trust. Accordingly, the risk of a shareholder of Evergreen Equity Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Equity Trust is remote.

Shareholder Meetings and Voting Rights

         Neither Evergreen Equity Trust on behalf of Evergreen Global Leaders nor Blanchard Funds on behalf of Global Growth is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Equity Trust or Blanchard Funds. In addition, each is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Each Trust currently does not intend to hold regular shareholder meetings. Neither Trust permits cumulative voting. [Except when a larger quorum is required by applicable law, a majority of the outstanding shares entitled to vote of each Fund constitutes a quorum for consideration of such matter.] For Evergreen Global Leaders and Global Growth, a majority of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940
Act).

         Under the Declaration of Trust of Evergreen Equity Trust, each share of Evergreen Global Leaders is entitled to one vote for each dollar of net asset value applicable to each share. Under the voting provisions governing Global Growth, each share is entitled to one vote. Over time, the net asset values of the Funds have changed in relation to one another and are expected to continue to do so in the future. Because of the divergence in net asset values, a given dollar investment in a Fund with a lower net asset value will purchase more shares and, under Global Growth's current voting provisions, have more votes, than the same investment in a Fund with a higher net asset value. Under the Declaration of Trust of Evergreen Equity Trust, voting power is related to the dollar value of a shareholder's investment rather than to the number of shares held.

Liquidation or Dissolution

         In the event of the liquidation of Evergreen Global Leaders and Global Growth the shareholders are entitled to receive, when, and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

         The Declaration of Trust of Blanchard Funds provides that no Trustee shall be liable for errors of judgment or mistakes of fact or law and that no Trustee shall be subject to liability unless such Trustee is found to have acted in bad faith, with willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         The Declaration of Trust of Blanchard Funds provides that a present or former Trustee or officer is entitled to indemnification against liabilities and expenses with respect to claims related to his or her position with the Trust, provided that no indemnification shall be provided to a Trustee or officer against any liability to the Trust or any series thereof or the shareholders of any series by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Under the Declaration of Trust of Evergreen Equity Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declarations of Trust, By-Laws, Delaware and Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws, Delaware and Massachusetts law directly for more complete information.

               INFORMATION REGARDING THE INTERIM ADVISORY AGREEMENT

Introduction

         In view of the Merger discussed above, and the factors discussed below, the Board of Trustees of Blanchard Funds recommends that shareholders of Global Growth approve the Interim Advisory Agreement. The Merger became effective on November 13, 1997. Pursuant to an order received from the SEC all fees payable under the Interim Advisory Agreement will be placed in escrow and paid to Virtus if shareholders approve the contract within 120 days of its effective date. The Interim Advisory Agreement will remain in effect until the earlier of the Closing Date for the Reorganization or two years from the effective date. The terms of the Interim Advisory Agreement are essentially the same as the Previous Advisory Agreement (as defined below). The only difference between the Previous Advisory Agreement and the Interim Advisory Agreement, if approved by shareholders, is the length of time each Agreement is in effect. A description of the Interim Advisory Agreement pursuant to which Virtus continues as investment adviser to Global Growth, as well as the services to be provided by Virtus pursuant thereto is set forth below under "Advisory Services." The description of the Interim Advisory Agreement in this Prospectus/Proxy Statement is qualified in its entirety by reference to the Interim Advisory Agreement, attached hereto as Exhibit B.

         Virtus, a Maryland corporation formed in 1995 to succeed to the business of Signet Asset Management, is a wholly-owned subsidiary of First Union. The address of Virtus is 707 East Main Street, Suite 1300, Richmond, Virginia 23219. Virtus has served as investment adviser pursuant to an Investment Advisory Contract dated July 12, 1995. As used herein, the Investment Advisory Agreement, as amended, for Global Growth is referred to as the "Previous Advisory Agreement." At a meeting of the Board of Trustees of Blanchard Funds held on

September 16, 1997, the Trustees, including a majority of the Independent Trustees, approved the Interim Advisory Agreement for Global Growth.

         The Trustees have authorized Blanchard Funds, on behalf of Global Growth, to enter into the Interim Advisory Agreement with Virtus. Such Agreement became effective on November 13, 1997. If the Interim Advisory Agreement for Global Growth is not approved by shareholders, the Trustees will consider appropriate actions to be taken with respect to Global Growth's investment advisory arrangements at that time. The Previous Advisory Agreement was last approved by the Trustees, including a majority of the Independent Trustees, on May 11, 1997.

Comparison of the Interim Advisory Agreement and the Previous
Advisory Agreement

         Advisory Services. The management and advisory services to be provided by Virtus under the Interim Advisory Agreement are identical to those currently provided by Virtus under the Previous Advisory Agreement. Under the Previous Advisory Agreement and Interim Advisory Agreement, Virtus is responsible for managing the Fund and overseeing the investment of its assets, subject at all times to the supervision of the Board of Trustees. Virtus selects, monitors and evaluates the Fund's sub-adviser. Virtus periodically reviews the sub-adviser's performance record and will make a change, if necessary, subject to approval of the Board of Trustees and shareholders.

         Federated Administrative Services ("FAS") currently acts as administrator of Global Growth. FAS will continue during the term of the Interim Advisory Agreement as Global Growth's administrator for the same compensation as currently received, except that on February 9, 1998, the obligations of FAS to provide transfer agency services for Global Growth shareholders will terminate and such services will be provided for the same fees by Evergreen Service Company. See "Summary - Administrators."

     Fees and Expenses. The investment advisory fees and expense limitations for Global Growth under the Previous Advisory Agreement and the Interim Advisory Agreement are identical. See "Summary - Investment Advisers and Sub- Adviser."

     Expense Reimbursement. Virtus may, if it deems appropriate, assume expenses of the Fund or class to the extent that the Fund's or classes' expenses exceed such lower expense limitation as Virtus may, by notice to the Fund, voluntarily declare to be effective.

         The Interim Advisory Agreement contains an identical provision.

         Payment of Expenses and Transaction Charges. Under the Previous Advisory Agreement, Blanchard Funds was required to pay or cause to be paid on behalf of the Fund, all of the Fund's expenses and the Fund's allocable share of Blanchard Funds' expenses.

         The Interim Advisory Agreement contains an identical provision.

         Limitation of Liability. The Previous Advisory Agreement provided that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of Virtus, Virtus was not liable to Blanchard Funds or to the Fund or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

         The Interim Advisory Agreement contains an identical provision.

         Termination; Assignment. The Interim Advisory Agreement provides that it may be terminated without penalty by vote of a majority of the outstanding voting securities of Global Growth (as defined in the 1940 Act) or by a vote of the Trustees of Blanchard Funds on 60 days' written notice to Virtus or by Virtus on 60 days' written notice to Blanchard Funds. Also, the Interim Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Previous Advisory Agreement contained identical provisions as to termination and assignment.

Information about Global Growth's Investment Adviser

         Virtus, a registered investment adviser, manages, in addition to the Fund, other funds of The Virtus Funds, the Blanchard Group of Funds and three fixed income trust funds. The name and address of each executive officer and director of Virtus are set forth in Appendix A to this Prospectus/Proxy Statement.

         For the fiscal year ended September 30, 1997 and the period from May 1, 1996 to September 30, 1996, Virtus received from Global Growth management fees of $645,955 and $291,223, respectively. For the fiscal year ended April 30, 1996, the Fund's investment management fee paid to Virtus and the prior manager was $783,420. Signet acts as custodian for Global Growth and received $10,132 for the fiscal year ended September 30, 1997. Signet will continue to act as Global Growth's custodian during the term of the Interim Advisory Agreement.

         The Board of Trustees considered the Interim Advisory Agreement as part of its overall approval of the Plan. The Board of Trustees considered, among other things, the factors set forth above in "Reasons for the Reorganization." The Board of Trustees also considered the fact that there were no material differences between the terms of the Interim Advisory Agreement and the terms of the Previous Advisory Agreement.

              INFORMATION REGARDING THE INTERIM SUB-ADVISORY AGREEMENT

Introduction

         In view of the Merger discussed above, and the factors discussed below, the Board of Trustees of Blanchard Funds recommends that shareholders of Global Growth approve the Interim Sub-Advisory Agreement. Such Agreement became effective on November 21, 1997. Pursuant to an order from the SEC, all fees payable under the Interim Sub-Advisory Agreement will be placed in escrow and paid to Mellon Capital if shareholders approve the contract within 120 days of its effective date. The Interim Sub-Advisory Agreement will remain in effect until the earlier of the Closing Date for the Reorganization or two years from its effective date. The terms of the Interim Sub-Advisory Agreement are essentially the same as the Previous Sub-Advisory Agreement (as defined below). The only difference between the Previous Sub-Advisory Agreement and the Interim Sub-Advisory Agreement, if approved by shareholders, is the length of time the Agreement is in effect. A description of the Interim Sub-Advisory Agreement pursuant to which Mellon Capital continues as the investment sub-adviser to Global Growth, as well as the services to be provided by Mellon Capital pursuant thereto, is set forth below under "Sub-Advisory Services." The description of the Interim Sub-Advisory Agreement in this Prospectus/Proxy Statement is qualified in its entirety by reference to the Interim Sub-Advisory Agreement, attached hereto as Exhibit C.

         Mellon Capital Management Corporation, 595 Market Street,
Suite 3000, San Francisco, California 94105, has served as sub-adviser to Global Growth since May 28, 1996 pursuant to a Sub-Advisory Agreement dated December 1, 1995 (the "Previous Sub-Advisory Agreement") and is responsible for the day-to-day management of Global Growth's portfolio. See "Summary Investment Advisers and Sub-Adviser." Mellon Capital was established in 1983 and provides investment advisory services to investment companies, pension plans, foundations, endowments, and other institutions located both in the United States and abroad. As of September 30, 1996, Mellon Capital had over $46.4 billion in assets under management.

         The Trustees have authorized Blanchard Funds, on behalf of Global Growth, to enter into the Interim Sub-Advisory Agreement with Virtus and Mellon Capital. Such Agreement became effective on November 21, 1997. If the Interim Sub- Advisory Agreement for Global Growth is not approved by shareholders, the Trustees will consider appropriate actions to be taken with respect to Global
Growth's investment sub- advisory arrangements at that time. The Previous Sub-Advisory Agreement was last approved by the Trustees, including a majority of the Independent Trustees, on December 1, 1995.

Comparison of the Interim Sub-Advisory Agreement and the Previous Sub-Advisory Agreement

         Sub-Advisory Services. The management and advisory services to be provided by Mellon Capital under the Interim Sub-Advisory Agreement are identical to those currently provided by Mellon Capital under the Previous Sub-Advisory Agreement. Under the Previous Sub-Advisory Agreement, Mellon Capital supervised the investment and reinvestment of the cash, securities or other properties comprising the Fund's portfolio, subject at all times to the direction of Virtus and the policies and control of Blanchard Funds' Board of Trustees.

         Fees and Expenses. The investment sub-advisory fees under the Previous Sub-Advisory Agreement and the Interim Sub- Advisory Agreement are identical. As compensation for its sub-advisory services under the Previous Sub-Advisory Agreement Mellon Capital was paid by Virtus a monthly fee at the annual rate of
 .375% of the first $100 million of the Fund's average daily net assets; plus .35% of the Fund's average daily net assets in excess of $100 million but less than $150 million; plus .325% of the Fund's average daily net assets in excess of $150 million.

         The fee paid to Mellon Capital by Virtus for the fiscal year ended September 30, 1997 was $243,134. The fee paid to Mellon Capital by Virtus for the period from May 1, 1996 through September 30, 1996 was $108,872. The fee paid to the prior sub-adviser by the prior manager and by Virtus for the fiscal year ended April 30, 1996 was $140,258.

         The name and address of the principal executive officers and directors of Mellon Capital are set forth in Appendix B to this Prospectus/Proxy Statement.

         Limitation of Liability. The Previous Sub-Advisory Agreement provided that in the absence of willful misfeasance, bad faith or gross negligence on the part of Mellon Capital or its officers, directors, or employees or reckless disregard by Mellon Capital of its duties under the Agreement, Mellon Capital shall not be liable to Virtus, Blanchard Funds or to any shareholder of Blanchard Funds for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may sustained in the purchase, holding or sale of any security. The Interim Sub- Advisory Agreement contains an identical provision.

         Termination; Assignment. The Interim Sub-Advisory Agreement provides that it may be terminated without penalty by vote of a majority of the outstanding voting securities of Global Growth (as defined in the 1940 Act) or by a vote of a majority of Blanchard Funds' entire Board of Trustees on 60 days' written notice to Mellon Capital or by Virtus or Mellon Capital on 60 days' written notice to the other party to the Agreement. Also, the Interim
Sub-Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Previous Sub-Advisory Agreement contained identical provisions as to termination and assignment.

         The Board of Trustees considered the Interim Sub-Advisory Agreement as part of its overall approval of the Plan. The Board of Trustees considered, among other things, the factors set forth above in "Reasons for the Reorganization." The Board of Trustees also considered the fact that there were no material differences between the terms of the Interim Sub- Advisory Agreement and the terms of the Previous Sub-Advisory Agreement.

                             ADDITIONAL INFORMATION

         Evergreen Global Leaders. Information concerning the operation and management of Evergreen Global Leaders is incorporated herein by reference from the Prospectus dated March 3, 1997, as supplemented, a copy of which is enclosed, and Statement of Additional Information dated March 3, 1997. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Global Leaders at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-343-2898.

         Global Growth. Information about the Fund is included in its current Prospectus dated August 31, 1997 and in the Statement of Additional Information of the same date, that have been filed with the SEC, all of which are incorporated herein by reference. Copies of the Prospectus and Statement of Additional Information are available upon request and without charge by writing to Global Growth at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-829-3863.

         Evergreen Global Leaders and Global Growth are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional
Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.

                    VOTING INFORMATION CONCERNING THE MEETING

         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Trustees of Blanchard Funds to be used at the Special Meeting of Shareholders to be held at 2:00 p.m., February 20, 1998, at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116 and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the meeting and a proxy card, is first being mailed to shareholders of Global Growth on or about January 5, 1998. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of a majority of the outstanding shares entitled to vote, at the close of business on the Record Date, present in person or represented by proxy, will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Reorganization, FOR the Interim Advisory Agreement, FOR the Interim Sub-Advisory Agreement and

FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not be counted as shares voted and will have no effect on the vote regarding the Plan. However, such "broker non-votes" will have the effect of being counted as votes against the Interim Advisory Agreement and the Interim Sub-Advisory Agreement which must be approved by a percentage of the shares present at the Meeting or a majority of the outstanding votes securities. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Blanchard Funds, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby, FOR approval of the Interim Advisory Agreement and FOR approval of the Interim Sub-Advisory Agreement.

         Approval of the Plan will require the affirmative vote of a majority of the shares voted and entitled to vote at the Meeting at which a quorum of the Fund's shares is present. Approval of the Interim Advisory Agreement and Interim Sub- Advisory Agreement will require the affirmative vote of (i) 67% or more of the outstanding voting securities if holders of more than 50% of the outstanding voting securities are present, in person or by proxy, at the Meeting, or (ii) more than 50% of the outstanding voting securities, whichever is less. Each full share outstanding is entitled to one vote and each fractional share outstanding is entitled to a proportionate share of one vote.

         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, telegraph or personal solicitations conducted by officers and employees of Evergreen or Signet, their affiliates or other representatives of Global Growth (who will not be paid for their soliciting activities). Shareholder Communications has been engaged by Global Growth to assist in soliciting proxies.

         If you wish to participate in the Meeting, you may still submit the proxy card included with this Prospectus/Proxy Statement or attend in person. Any proxy given by you is revocable.

         In the event that sufficient votes to approve the Reorganization are not received by February 20, 1998, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder who objects to the proposed Reorganization will not be entitled under either Massachusetts law or the Declaration of Trust of Blanchard Funds to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem the shares of Evergreen Global Leaders which they receive in the transaction at their then-current net asset value. Shares of Global Growth may be redeemed at any time prior to the consummation of the Reorganization. Shareholders of Global Growth may wish to consult their tax advisers as to any differing consequences of redeeming Fund shares prior to the Reorganization or exchanging such shares in the Reorganization.

         Global Growth does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Blanchard Funds at the address set forth on the cover of this Prospectus/Proxy Statement such that they will be received by the Fund in a reasonable period of time prior to any such meeting.

         The votes of the shareholders of Evergreen Global Leaders are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Global Growth whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this

Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

                                       FINANCIAL STATEMENTS AND EXPERTS

         The financial statements of Evergreen Global Leaders as of October 31, 1996, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of Price Waterhouse LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

         The financial statements and financial highlights of Global Growth incorporated in this Prospectus/Proxy Statement by reference from the Annual Report of Global Growth for the year ended September 30, 1997 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Evergreen Global Leaders will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                                  OTHER BUSINESS

         The Trustees of Blanchard Funds do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

         THE TRUSTEES OF BLANCHARD FUNDS RECOMMEND APPROVAL OF THE PLAN, THE INTERIM ADVISORY AGREEMENT AND THE INTERIM SUB- ADVISORY AGREEMENT AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN, THE INTERIM ADVISORY AGREEMENT AND THE INTERIM SUB-ADVISORY AGREEMENT.

January 5, 1998

                                   APPENDIX A

     The names and addresses of the principal executive officers and directors of Virtus Capital Management, Inc. are as follows:

OFFICERS:


Name                                  Address
----                                  -------
John Stephen Hall                     Virtus Capital Management, Inc.
                                      707 East Main Street
                                      Suite 1300
                                      Richmond, Virginia 23219
Tanya Orr Bird                        Virtus Capital Management, Inc.
                                      707 East Main Street
                                      Suite 1300
                                      Richmond, Virginia 23219
Josie Clemons Rosson                  Virtus Capital Management, Inc.
                                      707 East Main Street
                                      Suite 1300
                                      Richmond, Virginia 23219


DIRECTORS:



Name                                  Address
----                                  -------
John S. Hall                          Virtus Capital Management, Inc.
                                      707 East Main Street
                                      Suite 1300
                                      Richmond, Virginia 23219
Tanya Orr Bird                        Virtus Capital Management, Inc.
                                      707 East Main Street
                                      Suite 1300
                                      Richmond, Virginia 23219

                                APPENDIX B

         The names and addresses of the principal executive officers and directors of Mellon Capital Management Corporation are as follows:

OFFICERS:

Name                                Address
----                                -------
William L. Fouse                    Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Thomas F. Loeb                      Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Thomas B. Hazuka, Ph.D.             Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Brenda J. Oakley                    Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Mary C. "Polly" Shouse              Mellon Capital Management Corp.
                                    910 Travis Street
                                    Suite 2210
                                    Houston, Texas 77002
James R. Tufts                      Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Bernadette L. Bolger                Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Barbara W. Daugherty                Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105

Name                                Address
----                                -------
Douglas F. Dooley                   Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Susan M. Ellison                    Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Richard J. Forster                  Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Alexander c. Huberts                Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Charles J. Jacklin, Ph.D.           Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
David C. Kwan                       Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
James P. Palermo                    Mellon Capital Management Corp.
                                    One Boston Place
                                    8th Floor
                                    Boston, Massachusetts 02108
Roger A. Wharton                    Mellon Capital Management Corp.
                                    1 Mellon Bank Center
                                    Pittsburg, Pennsylvania 15258
Lowell Bennett                      Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Cindy Clay                          Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105

Name                                Address
----                                -------
Richard A. Brown                    Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
John DiRe                           Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Alberto DoRosario                   Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Gregg Lee                           Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Vikas Oswal                         Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Helen Potter                        Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Anne Colton Sapp                    Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Daniel Schuessler                   Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Pierre Sequier                      Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Jim Yoon                            Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105

Name                                Address
----                                -------
Alan Carpenter                      Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Christopher Emmanuel                Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Susan Franey                        Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Neil O. Brown                       Mellon Capital Management Corp.
                                    One Boston Place
                                    8th Floor
                                    Boston, Massachusetts 02108
Mark D'Andrea                       Mellon Capital Management Corp.
                                    One Boston Place
                                    8th Floor
                                    Boston, Massachusetts 02108
Scott Ruddick                       Mellon Capital Management Corp.
                                    One Boston Place
                                    8th Floor
                                    Boston, Massachusetts 02108
Karen Nussbaum                      Mellon Capital Management Corp.
                                    1 Mellon Bank Center
                                    Pittsburg, Pennsylvania 15258
Michael Ho, Ph.D.                   Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Paul Kreiselmaier                   Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Steven Tael, Ph.D.                  Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105

Name                                Address
----                                -------
Eva Xu, Ph.D.                       Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Kathleen Cuenco                     Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Noel Florendo                       Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Susan M. Hinkson                    Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Patrick T. Hughes                   Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Anna Tom                            Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Christine Carr Smith                Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Susan L. Drew                       Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Christiane Marshall                 Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105

DIRECTORS:

Name                                Address
----                                -------
William L. Fouse                    Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Thomas F. Loeb                      Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Thomas B. Hazuka, Ph.D.             Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Brenda J. Oakley                    Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Mary C. "Polly" Shouse              Mellon Capital Management Corp.
                                    910 Travis Street
                                    Suite 2210
                                    Houston, Texas 77002
James R. Tufts                      Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Bernadette L. Bolger                Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Barbara W. Daugherty                Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Douglas F. Dooley                   Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Susan M. Ellison                    Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105

Name                                Address
----                                -------
Richard J. Forster                  Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Alexander c. Huberts                Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
Charles J. Jacklin, Ph.D.           Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
David C. Kwan                       Mellon Capital Management Corp.
                                    595 Market Street
                                    Suite 3000
                                    San Francisco, California 94105
James P. Palermo                    Mellon Capital Management Corp.
                                    One Boston Place
                                    8th Floor
                                    Boston, Massachusetts 02108
Roger A. Wharton                    Mellon Capital Management Corp.
                                    1 Mellon Bank Center
                                    Pittsburg, Pennsylvania 15258

                                                               EXHIBIT A

                     AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 20th day of November, 1997, by and between the Evergreen Equity Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to the Evergreen Global Leaders Fund series (the "Acquiring Fund"), and Blanchard Funds, a Massachusetts business trust, with its principal place of business at Federated Investors Tower, Pittsburgh, Pennsylvania 15222- 3779, with respect to its Blanchard Global Growth Fund series (the "Selling Fund").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of certain identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of certain identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS, the Trustees of Blanchard Funds have determined that the Selling Fund should exchange all of its assets and certain identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
           THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of each such class of the Selling Fund by the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume certain identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, and interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein shall require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount permitted to be charged to the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830, minus the amount of the sales charges paid or accrued (including asset based sales charges), plus permitted interest ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                     ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of shares of the Selling Fund will receive Class A shares of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                           CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The Closing (the "Closing") shall take place on or about February 27, 1998 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen

Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 CUSTODIAN'S CERTIFICATE. Signet Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund as of the Closing Date shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, its transfer agent as of the Closing Date, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Blanchard Funds or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                ARTICLE IV

                        REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing, and in good standing under the laws of The Commonwealth of Massachusetts.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectuses and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of Blanchard Funds' Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected on the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The financial statements of the Selling Fund at September 30, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since September 30, 1997 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund (except that, under Massachusetts law, Selling Fund Shareholders could under certain circumstances be held personally liable for obligations of the Selling Fund). All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Proxy Statement of the Selling Fund to be included in the Registration Statement (as defined in paragraph 5.7)(other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The financial statements of the Acquiring Fund at October 31, 1996 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since October 31, 1996, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n) The Prospectus and Proxy Statement (as defined in paragraph 5.7) to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

                 COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL OF SHAREHOLDERS. Blanchard Funds will call a meeting of the Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3  INVESTMENT  REPRESENTATION.   The  Selling  Fund  covenants  that  the
Acquiring Fund Shares to be issued
hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Price Waterhouse LLP and certified by Blanchard Funds' President and Treasurer.

         5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the "Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

         5.8 CAPITAL LOSS CARRYFORWARDS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquiring Fund and the Selling Fund shall cause Price Waterhouse LLP to issue a letter addressed to the Acquiring Fund and the Selling Fund, in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carryforwards (if any) of the Selling Fund and the related impact, if any, of the proposed transfer of all of the assets of the Selling Fund to the Acquiring Fund and the ultimate dissolution of the Selling Fund, upon the shareholders of the Selling Fund.

                                    ARTICLE VI

                  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund, and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable. No shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus and Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus and Proxy Statement as of its date, as of the date of the Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus and Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of Blanchard Funds and the Selling Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         6.3 The merger between First Union Corporation and Signet Banking Corporation shall be completed prior to the Closing Date.


                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by Blanchard Funds' President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of Blanchard Funds.

         7.3.1 The Acquiring Fund shall have received on the Closing Date an opinion of Dickstein Shapiro Morin & Oshinsky LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund, and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of Blanchard Funds' Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) The descriptions in the Prospectus and Proxy Statement of this Agreement, as set forth under the caption "Reasons for the Reorganization - Agreement and Plan of Reorganization," the Interim Advisory Agreement and the Previous Advisory Agreement, as set forth under the caption "Information Regarding the Interim Advisory Agreement," the Interim Sub-Advisory Agreement and the Previous Sub-Advisory Agreement, as set forth under the caption "Information Regarding the Interim Sub-Advisory Agreement" and the description of voting requirements applicable to approval of the Interim Advisory Agreement and Interim Sub-Advisory Agreement, as set forth under the caption "Voting Information Concerning the Meeting," insofar as the latter constitutes a summary of applicable voting requirements under the Investment Company Act of 1940, as amended, are, in each case, accurate and fairly present the information required to be shown by the applicable requirements of Form N-14.

                  (g) Such counsel does not know of any legal or governmental proceedings, insofar as they relate to the Selling Fund existing on or before the date of mailing of the Prospectus and Proxy Statement and the Closing Date, required to be described in the Prospectus and Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus and Proxy Statement.

         7.3.2 The Acquiring Fund shall have received on the closing Date an opinion of C. Grant Anderson, Esq., Assistant Secretary of the Blanchard Funds, in form satisfactory to the Acquiring Fund as follows: Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable (except that, under Massachusetts law, Selling Fund Shareholders could under certain circumstances be held personally liable for obligations of the Selling Fund).

         Mr. Anderson shall also state that he has reviewed and is familiar with the contents of the Prospectus and Proxy Statement and, although he is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement on the basis of the foregoing, no facts have come to his attention that lead him to believe that the Prospectus and Proxy Statement as of its date, as of the date of the Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that he does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Acquiring Fund, contained in the Prospectus and Proxy Statement or Registration Statement.

         The opinions set forth in paragraphs 7.3.1 and 7.3.2 may state that such opinions are solely for the benefit of the Acquiring Fund. Such opinions shall contain such other assumptions and limitations as shall be in the opinion of Dickstein Shapiro Morin & Oshinsky LLP and C. Grant Anderson, as applicable, appropriate to render the opinions expressed therein, and shall indicate, with respect to matters of Massachusetts law, that as Dickstein Shapiro Morin & Oshinsky LLP and C. Grant Anderson are not admitted to the bar of Massachusetts, such opinions are based either upon the review of published statutes, cases and rules and regulations of the Commonwealth of Massachusetts or upon an opinion of Massachusetts counsel.

         In this paragraph 7.3, references to Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         7.4 The merger between First Union Corporation and Signet Banking Corporation shall be completed prior to the Closing Date.

                                  ARTICLE VIII

             FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                           FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of Blanchard Funds' Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have  received a favorable  opinion of Sullivan &
Worcester   LLP,   addressed  to  the  Acquiring   Fund  and  the  Selling  Fund
substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund followed by the distribution of the Acquiring

Fund Shares to the Selling Fund in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from Price Waterhouse LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus and Proxy Statement, and inquiries of appropriate officials of the Blanchard Funds responsible for financial and accounting matters, nothing came to their attention that caused them to believe that such unaudited pro forma financial statements do not comply as to form in all material respects with the applicable accounting requirement of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus and Proxy Statement were prepared based on the valuation of the Selling Fund's assets in accordance with the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information pursuant to procedures customarily utilized by the Acquiring Fund in valuing its own assets;

                  (e) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by Selling Fund's management and were found to be mathematically correct.

     In addition, the Acquiring Fund shall have received from Price Waterhouse LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect, that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the calculation of net asset value per share of the Selling Fund as of the Valuation Date was determined in accordance with generally accepted accounting practices and the portfolio valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from Price Waterhouse LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratio appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.


                                ARTICLE IX

                                 EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                ARTICLE X

                 ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                     ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, Blanchard Funds, the respective Trustees or officers, to the other party or its Trustees or officers.

                                   ARTICLE XII

                                    AMENDMENTS

         This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                   ARTICLE XIII

              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Selling Fund and the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Blanchard Funds or the Evergreen Equity Trust personally, but shall bind only the trust property of the Selling Fund and the Acquiring Fund, as provided in the Declarations of Trust of Blanchard Funds and the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of Blanchard Funds on behalf of the Selling Fund and the Trust on behalf of the Acquiring Fund and signed by authorized officers of Blanchard Funds and the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Selling Fund and the Acquiring Fund as provided in the Declarations of Trust of Blanchard Funds and the Trust.

         IN WITNESS WHEREOF, the parties have duly executed and sealed this Agreement, all as of the date first written above.


                                  EVERGREEN EQUITY TRUST
                                  ON BEHALF OF EVERGREEN GLOBAL
                                  LEADERS FUND
                                  By:

                                  Name:

                                  Title:



                                 BLANCHARD FUNDS
                                 ON BEHALF OF BLANCHARD GLOBAL
                                 GROWTH FUND
                                 By:

                                 Name:

                                 Title:

                                                            EXHIBIT B

                                 BLANCHARD FUNDS

                           INTERIM MANAGEMENT CONTRACT

         This Contract is made this 21st day of November, 1997 between Virtus Capital Management, Inc., a Maryland corporation having its principal place of business in Richmond, Virginia (the "Manager"), and Blanchard Funds, a Massachusetts business trust having its principal place of business in Pittsburgh, Pennsylvania (the "Trust").

         WHEREAS the Trust is an open-end management investment company as that term is defined in the Investment Company Act of 1940, as amended, and is registered as such with the Securities and Exchange Commission; and

         WHEREAS Manager is engaged in the business of rendering investment advisory and management services.

         NOW, THEREFORE, the parties hereto, intending to be legally bound, hereby agree as follows:

         1. The Trust hereby appoints Manager as manager for each of the portfolios ("Funds") of the Trust which executes an exhibit to this Contract, and Manager accepts the appointments. Subject to the direction of the Trustees of the Trust, Manager shall provide or procure on behalf of each of the Funds all management and administrative services. In carrying out its obligations under this paragraph, the Manager shall; (i) provide or arrange for investment research and supervision of the investments of the Funds; (ii) select and evaluate the performance of each Fund's Portfolio Sub-Adviser; (iii) select and evaluate the performance of the Administrator; and (iv) conduct or arrange for a continuous program of appropriate sale or other disposition and reinvestment of each Fund's assets.

         2. Manager, in its supervision of the investments of each of the Funds, will be guided by each of the Fund's investment objective and policies and the provisions and restrictions contained in the Declaration of Trust and By-Laws of the Trust and as set forth in the Registration Statements and exhibits as may be on file with the Securities and Exchange Commission.

         3. Each Fund shall pay or cause to be paid all of its own expenses and its allocable share of Trust expenses, including, without limitation, the expenses of organizing the

Trust and continuing its existence; fees and expenses of Trustees and officers of the Trust; fees for management services and administrative personnel and services; expenses incurred in the distribution of its shares ("Shares"), including expenses of administrative support services; fees and expenses of preparing and printing its Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and any amendments thereto; expenses of registering and qualifying the Trust, the Funds, and Shares of the Funds under federal and state laws and regulations; expenses of preparing, printing, and distributing prospectuses (and any amendments thereto) to shareholders; interest expense, taxes, fees, and commissions of every kind; expenses of issue (including cost of Share certificates), purchase, repurchase, and redemption of Shares, including expenses attributable to a program of periodic issue; charges and expenses of custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing and mailing costs, auditing, accounting, and legal expenses; reports to shareholders and governmental officers and commissions; expenses of meetings of Trustees and shareholders and proxy solicitations therefor; insurance expenses; association membership dues and such nonrecurring items as may arise, including all losses and liabilities incurred in administering the Trust and the Funds. Each Fund will also pay its allocable share of such extraordinary expenses as may arise including expenses incurred in connection with litigation, proceedings, and claims and the legal obligations of the Trust to indemnify its officers and Trustees and agents with respect thereto.

         4. Each of the Funds shall pay to Manager, for all services rendered to each Fund by Manager hereunder, the fees set forth in the exhibits attached hereto.

         5. If, for any fiscal year, the total of all ordinary business expenses of the Fund, including all investment advisory fees but excluding distribution fees, taxes, interest and extraordinary expenses and certain other excludable expenses, would exceed the most restrictive expense limits imposed by any statute or regulatory authority of any jurisdiction in which Shares of the Fund are offered for sale Manager shall reduce its management fee in order to reduce such excess expenses, but will not be required to reimburse the Fund for any ordinary business expenses which exceed the amount of its management fee for such fiscal year. The amount of any such reduction is to be borne by the Manager and shall be deducted from the monthly management fee otherwise payable to the Manager during such fiscal year. For the purposes of this paragraph, the term "fiscal year" shall exclude the portion of the current fiscal year which shall have elapsed prior to the date hereof and shall include the portion of the then current fiscal year which shall have elapsed at the date of termination of this Agreement.

         6. The net asset value of each Fund's Shares as used herein will be calculated to the nearest 1/10th of one cent.

         7. The Manager may from time to time and for such periods as it deems appropriate reduce its compensation (and, if appropriate, assume expenses of one or more of the Funds) to the extent that any Fund's expenses exceed such lower expense limitation as the Manger may, by notice to the Fund, voluntarily declare to be effective.

         8. This Contract shall begin for each Fund as of the date of execution of the applicable exhibit and shall continue in effect with respect to each Fund presently set forth on an exhibit (and any subsequent Funds added pursuant to an exhibit during the initial term of this Contract) until the earlier of the Closing Date defined in the Agreement and Plan of Reorganization dated as of November 20, 1997 with respect to each Fund or for two years from the date of this Contract set forth above and thereafter for successive periods of one year, subject to the provisions for termination and all of the other terms and conditions hereof if: (a) such continuation shall be specifically approved at least annually by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Contract or interested persons of any such party cast in person at a meeting called for that purpose; and (b) Manager shall not have notified a Fund in writing at least sixty (60) days prior to the anniversary date of this Contract in any year thereafter that it does not desire such continuation with respect to that Fund. If a Fund is added after the first approval by the Trustees as described above, this Contract will be effective as to that Fund upon execution of the applicable exhibit and will continue in effect until the next annual approval of the Contract by the Trustees and thereafter for successive periods of one year, subject to approval as described above.

         9. Notwithstanding any provision in this Contract, it may be terminated at any time with respect to any Fund, without the payment of any penalty, by the Trustees of the Trust or by a vote of the shareholders of that Fund on sixty
(60) days' written notice to Manager.

         10.   This   Contract   may  not  be  assigned  by  Manager  and  shall
automatically terminate in the event of any assignment.

Manager may employ or contract with such other person, persons, corporation, or corporations at its own cost and expense as it shall determine in order to assist it in carrying out this Contract.

         11. In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under this Contract on the part of Manager, Manager shall not be liable to the Trust or to any of the Funds or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.

         12. This Contract may be amended at any time by agreement of the parties provided that the amendment shall be approved both by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Contract or interested persons of any such party to this Contract (other than as Trustees of the Trust) cast in person at a meeting called for that purpose, and where required by Section 15(a)(2) of the Act, on behalf of a Fund by a majority of the outstanding voting securities of such Fund as defined in Section 2(a)(42) of the Act.

         13. The Manager acknowledges that all sales literature for investment companies (such as the Trust) are subject to strict regulatory oversight. The Manager agrees to submit any proposed sales literature for the Trust (or any Fund) or for itself or its affiliates which mentions the Trust (or any Fund) to the Trust's distributor for review and filing with the appropriate regulatory authorities prior to the public release of any such sales literature, provided, however, that nothing herein shall be construed so as to create any obligation or duty on the part of the Manager to produce sales literature for the Trust (or any Fund). The Trust agrees to cause its distributor to promptly review all such sales literature to ensure compliance with relevant requirements, to promptly advise Manager of any deficiencies contained in such sales literature, to promptly file complying sales literature with the relevant authorities, and to cause such sales literature to be distributed to prospective investors in the Trust.

         14. A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust as Trustees and not individually and that the obligations of this instrument are not binding upon any of the Trustees, or any of the officers, employees, agents or shareholders of the Trust individually but are binding only upon the assets and property of the Trust. Notice is also hereby given that the obligations pursuant to this instrument of a particular Fund and of the Trust with respect to that particular Fund shall be limited solely to the assets of that particular Fund.

         15. This Contract shall be construed in accordance with and governed by the laws of the Commonwealth of Pennsylvania.

         16. This Contract will become binding on the parties hereto upon their execution of the attached exhibits to this Contract.

                                  EXHIBIT A
                                    to the
                             Management Contract

                         Blanchard Global Growth Fund
                        Blanchard Flexible Income Fund
                        Blanchard Short-Term Bond Fund
                    Blanchard Flexible Tax-Free Bond Fund
                        Blanchard Growth & Income Fund

         For all services rendered by Manager hereunder, the above-named Funds of the Trust shall pay to Manager and Manager agrees to accept as full compensation for all services rendered hereunder, an annual management fee equal to the following percentage ("the applicable percentage") of the average daily net assets of each Fund


Name of Fund                                    Percentage of Net Assets
Blanchard Global Growth Fund                    1% of the first $150 million
                                                of average  daily net
                                                assets,  .875% of the
                                                Fund's  average daily
                                                net  assets in excess
                                                of $150  million  but
                                                not  exceeding   $300
                                                million  and  .75% of
                                                the  Fund's   average
                                                daily  net  assets in
                                                excess     of    $300
                                                million.
Blanchard Flexible Income Fund                  .75%
Blanchard Growth & Income Fund                  1.10% of the Fund's average
                                                daily net assets, .40% of
                                                which, which would otherwise
                                                be received by Manager and
                                                paid to the Chase Manhattan
                                                Bank, N.A. ("Chase") for
                                                portfolio advisory services,
                                                shall be paid to Chase
                                                directly by the Fund under a
                                                separate investment advisory
                                                agreement between Chase and
                                                the Fund.
Blanchard Short-Term Bond Fund                  .75%
Blanchard Flexible Tax-Free                     .75%
Bond Fund

         The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of the applicable percentage applied to the daily net assets of the Fund.

         The advisory fee so accrued shall be paid to Manager daily except for the Blanchard Growth & Income Fund which shall be paid to Manager monthly.


         Witness the execution hereof this 21st day of November, 1997.



Attest:                                    Virtus Capital Management, Inc.


                                           By:
         Secretary                            Executive Vice President



Attest:                                    Blanchard Funds


                                           By:
         Assistant Secretary                   Vice President

                           EXHIBIT C

                        BLANCHARD FUNDS
                INTERIM SUB-ADVISORY AGREEMENT


         THIS AGREEMENT is made as of this 21st day of November 1997 by and between VIRTUS CAPITAL MANAGEMENT, INC., a Maryland corporation (the "Manager"), and MELLON CAPITAL MANAGEMENT CORPORATION, a Delaware corporation (the "Portfolio Manager" or "MCMC") with respect to the following recital of fact:

                                  R E C I T A L

         WHEREAS, Blanchard Funds (the "Trust") is registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations promulgated thereunder; and

         WHEREAS, the Portfolio Manager is registered as an investment manager under the Investment Advisers Act of 1940, as amended, and engages in the business of acting as an investment adviser; and

         WHEREAS, the Trust is authorized to issue shares of beneficial interest in separate series, with each such series representing interests in a separate portfolio of securities and other assets; and

         WHEREAS, the Trust offers shares in one series called the Blanchard Global Growth Fund (such series, being referred to as the "Fund"); and

         WHEREAS, the Trust and the Manager have entered into an agreement of even date herewith to provide for management services for the Fund on the terms and conditions set forth therein (the "Interim Management Agreement"); and

         WHEREAS, the Portfolio Manager proposes to render investment advisory services to the Manager in connection with the Manager's responsibilities to the Fund on the terms and conditions hereinafter set forth.

         NOW  THEREFORE,   in  consideration  of  the  mutual  covenants  herein
contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties hereto agree as follows:

     1. Investment Management. MCMC shall act as a Portfolio Manager for the Fund and shall, in such capacity, supervise the investment and reinvestment of the cash, securities or other properties comprising the Fund's portfolio, subject at all times to the direction of the Manager and the policies and control of the Trust's Board of Trustees. MCMC shall give the Fund the benefit of its best judgment, efforts and facilities in rendering its services as Portfolio Manager.

         2. Investment Analysis and Implementation. In carrying out its obligation under paragraph 1 hereof, the Portfolio
Manager shall:

                  a. use the same skill and care in providing such service as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

                  b. obtain and evaluate pertinent information about significant developments and economics, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Fund's portfolio and whether concerning the individual issuers whose securities are included in the Fund's portfolio or the activities in which the issuers engage, or with respect to securities which the Portfolio Manager considers desirable for inclusion in the Fund's portfolio;

                  c. determine which issuers and securities shall be represented in the Fund's portfolio and regularly report thereon to the Trust's Board of Trustees;

                  d. formulate and implement continuing programs for the purchases and sales of the securities of such issuers and regularly report thereon to the Trust's Board of Trustees; and

                  e. take, on behalf of the Fund, all actions which appear to the Trust and the Manager necessary to carry into effect such purchase and sale programs and supervisory functions as aforesaid, including the placing of orders for the purchase and sale of securities for the Fund and the prompt reporting to the Manager of such purchases and sales.

         3.       Broker-Dealer Relationships.  The Portfolio Manager
is responsible for decisions to buy and sell securities for
the Fund's portfolio, broker-dealer selection, and negotiation of brokerage commission rates. The Portfolio Manager's primary consideration in effecting a security transaction will be its best efforts to execute at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Portfolio Manager will take the following into consideration: the net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order, and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Board of Trustees may determine, the Portfolio Manager shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Portfolio Manager determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Portfolio Manager's overall responsibilities with respect to the Fund and to its other clients as to which it exercises investment discretion. Subject to the provisions of the Investment Company Act of 1940, the Portfolio Manger is further authorized to allocate the orders placed by it on behalf of the Fund to any affiliated broker-dealer or to such brokers and dealers who also provide research or statistical material, or other services to the Fund or the Portfolio Manager. Such allocation shall be in such amounts and proportions as the Portfolio Manager shall determine and the Portfolio Manager will report on said allocations regularly to the Board of Trustees of the Trust indicating the brokers to whom such allocations have been made and the basis therefor.

         4. Control by Board of Trustees. Any investment program undertaken by the Portfolio Manager pursuant to this Agreement, as well as any other activities undertaken by the Portfolio Manger on behalf of the Fund pursuant thereto, shall at all times be subject to any directives of the Board of Trustees of the Trust. The Manager shall provide the Portfolio Manager with written notice of all such directives, so long as this Agreement remains in effect.

         5. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Portfolio Manager shall at all times conform to:

                  a.       all applicable provisions of the 1940 Act; and

                  b. the provisions of the Registration Statement of the Trust under the Securities Act of 1933 and the 1940 Act; and

                  c. any other applicable provisions of state and federal law.

         6. Expenses. The Portfolio Manager shall maintain, at its expense and without cost to the Manager or the Fund, a trading function in order to carry out its obligations under subparagraph (e) of paragraph 2 hereof to place orders for the purchase and sale of portfolio securities for the Fund.

         7. Delegation of Responsibilities. Upon request of the Manager and with the approval of the Trust's Board of Trustees, the Portfolio Manager may perform services on behalf of the Fund which are not required by this Agreement. Such services will be performed on behalf of the Fund and the Portfolio Manager's cost in rendering such services may be billed monthly to the Manager, subject to examination by the Manager's independent accountants. Payment or assumption by the Portfolio Manager of any Fund expense that the Portfolio Manager is not required to pay or assume under this Agreement shall not relieve the Manager or the Portfolio Manager of any of their obligations to the Fund or obligate the Portfolio Manager to pay or assume any similar Fund expense on any subsequent occasions.

         8. Compensation. For the services to be rendered and the facilities furnished hereunder, the Manager shall pay the Portfolio Manager a monthly fee at the annual rate of .375% of the Fund's average daily net assets up to $100 million; .35% on net assets between $100 million and $150 million; and .325% on net assets in excess of $150 million. Compensation under this Agreement shall be calculated and accrued daily and the amounts of the daily accruals shall be paid monthly. If this Agreement becomes effective subsequent to the first day of a month or shall terminate before the last day of a month, compensation for that part of the month this Agreement is in effect shall be prorated in a manner consistent with the calculation of the fees as set forth above. Payment of the Portfolio Manager's compensation for the preceding month shall be made as promptly as possible after the end of each month.

         9. Non-Exclusivity. The services of the Portfolio Manager to the Manager are not to be deemed to be exclusive, and the Portfolio Manager shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities, so long as its services under this Agreement are not impaired thereby.

         10. Term. This Agreement shall become effective at the close of business on the date hereof and shall remain in force and effect until the earlier of the Closing Date defined in the Agreement and Plan of Reorganization to be dated as of December 19, 1997 with respect to the Fund or for two years from the date of its execution, and shall remain in effect thereafter if approved in the manner set forth in Section 11 hereof.

         11. Renewal. Following the expiration of its initial two year term, this Agreement shall continue in force and effect from year to year, provided that such continuance is specifically approved at least annually:

                  a. (i) by the Trust's Board of Trustees or (ii) by the vote of a majority of the Fund's outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act), and

                  b. by the affirmative vote of a majority of the trustees who are not parties to this Agreement or interested persons of a party to this Agreement (other than as a trustee of the Trust), by votes cast in person at a meeting specifically called for such purpose.

         12. Termination. This Agreement may be terminated at any time, without the payment of any penalty, by vote of the Trust's Board of Trustees or by vote of a majority of the Fund's outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act), by the Manager, or by the Portfolio Manager on sixty
(60) days' written notice to the other party. This Agreement shall automatically terminate: (a) in the event of its assignment, the term "assignment" having the meaning defined in Section 2(a)(4) of the 1940 Act, or (b) in the event that the Interim Management Agreement between the Fund and the Manager shall terminate.

         13. Liability of the Portfolio Manager. In the absence of willful misfeasance, bad faith or gross negligence on the part of the Portfolio Manager or its officers, directors or employees, or reckless disregard by the Portfolio Manager of its duties under this Agreement, the Portfolio Manager shall not be liable to the Manager, the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

         14. Notices. Any notice under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Manager for this purpose shall be 707 East Main Street, Suite 1300, Richmond, Virginia 23219, that of the Trust for this purpose shall be Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, and the address of the Portfolio Manager for this purpose shall be 595 Market Street, San Francisco, California 94105.
Attention: Charles Jacklin.

         15. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such term or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Securities and Exchange Commission issued pursuant to said Act. In addition, where the effect of a requirement of the 1940 Act reflected in the provision of this Agreement is revised by rule, regulation or order of the Securities and Exchange Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first above written.

Attest:                            MELLON CAPITAL MANAGEMENT
                                   CORPORATION

                                   By
Title: Senior Vice President          President


Attest:                            VIRTUS CAPITAL MANAGEMENT, INC.


                                   By
Title: Senior Vice President          Senior Vice President

                                             EXHIBIT D


                      MANAGEMENT'S DISCUSSION AND ANALYSIS


                         (To be filed by amendment)

                       STATEMENT OF ADDITIONAL INFORMATION

                           Acquisition of the Assets of

                           BLANCHARD GLOBAL GROWTH FUND

                                   a Series of

                                 BLANCHARD FUNDS
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                                 (800) 829-3863

                        By and In Exchange For Shares of

                          EVERGREEN GLOBAL LEADERS FUND

                                a Series of

                          EVERGREEN EQUITY TRUST
                           200 Berkeley Street
                       Boston, Massachusetts 02116
                              (800) 343-2898

         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Blanchard Global Growth Fund ("Global Growth"), a series of Blanchard Funds, to Evergreen Global Leaders Fund ("Evergreen Global Leaders"), a series of Evergreen Equity Trust, in exchange for Class A shares of beneficial interest, $.001 par value per share, of Evergreen Global Leaders, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

         (1) The Statement of Additional Information of Evergreen Global Leaders dated March 3, 1997; (To be filed by amendment)

         (2) The Statement of Additional Information of Global Growth dated August 31, 1997; (To be filed by amendment)

         (3) Annual Report of Global Growth for the year ended September 30, 1997; (To be filed by amendment)

         (4) Annual Report of Evergreen Global Leaders for the year ended October 31, 1996; (To be filed by amendment)

         (5) Semi-Annual Report of Evergreen Global Leaders for the six months ended April 30, 1997; (To be filed by amendment) and

         (6) Pro Forma Combining Financial Statements (unaudited) dated April 30, 1997.

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Evergreen Global Leaders and Global Growth dated January 5, 1998. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Global Leaders or Global Growth at the telephone numbers or addresses set forth above.

         The date of this  Statement  of  Additional  Information  is January 5,
1998.

EVERGREEN GLOBAL LEADERS FUND
Pro Forma Combining Financial Statements (unaudited)
Statement of Assets and Liabilities (000's omitted)
Year Ended April 30, 1997

                                                             Evergreen           Blanchard
                                                          Global Leaders       Global Growth                   Pro Forma
                                                               Fund                 Fund         Adjustment    Combined
                                                         ------------------   -----------------              ---------------
Assets:
Investments at value (cost $192,485)                              $139,320             $60,940                     $200,260
Foreign currencies at value (cost $46)                                  47              -                                47
Receivable for investments sold                                      1,922                 566                        2,488
Dividends and interest receivable                                      393                 473                          866
Unrealized appreciation on open forward
 foreign currency exchange contracts                                     0                 273                          273
Receivable for futures margin                                            0                 267                          267
Receivable for Fund shares sold                                      1,261              -                             1,261
Unamortized organizational expenses                                     27              -                                27
Prepaid expenses                                                        47              -                                47
                                                         ------------------   -----------------              ---------------
Total Assets                                                       143,017              62,519                      205,536

Liabilities:
Payable for investments purchased                                    1,999                  65                        2,064
Payable for Fund shares repurchased                                    100              -                               100
Due to custodian                                                       (72)                518                          446
Unrealized depreciation on open forward
 foreign currency exchange contracts                                     0                  55                           55
Accrued advisory fee                                                    94                  50                          144
Distributions payable                                                   78                  54                          132
Accrued expenses                                                       102                  67                          169
                                                         ------------------   -----------------              ---------------
Total Liabilities                                                    2,301                 809                        3,110


Net Assets                                                         140,716              61,710                      202,426
                                                         ==================   =================              ===============

Net Assets are comprised of:
Paid-in capital                                                    132,579              58,265                      190,844
Accumulated net realized (income or loss)                             (148)              1,079                          931
Undistributed net realized gain on investments                       1,080               1,795                        2,875
Net unrealized appreciation on investments                           7,205                 571                        7,776
                                                         ------------------   -----------------              ---------------
Net Assets                                                         140,716              61,710                      202,426
                                                         ==================   =================              ===============

Class A Shares
Net Assets                                                         $26,474             $61,710                      $88,184
Shares of beneficial interest outstanding                            2,114               6,349        (1,420)         7,043
Net Asset Value                                                     $12.52               $9.72                       $12.52
Maximum Offer Price - 4.75%                                         $13.14

Class B Shares
Net Assets                                                         $85,094              -                           $85,094
Shares of beneficial interest outstanding                            6,843              -                             6,843
Net Asset Value                                                     $12.43              -                            $12.43

Class C Shares
Net Assets                                                          $1,580              -                            $1,580
Shares of beneficial interest outstanding                              127              -                               127
Net Asset Value                                                     $12.42              -                            $12.42

Class Y Shares
Net Assets                                                         $27,568              -                           $27,568
Shares of beneficial interest outstanding                            2,198              -                             2,198
Net Asset Value                                                     $12.54              -                            $12.54

See Notes to Pro Forma Combining Financial Statements.

EVERGREEN GLOBAL LEADERS FUND
Pro Forma Combining Financial Statements (unaudited)
Statement of Operations (000's omitted)
Year Ended April 30, 1997

                                                                      Evergreen        Blanchard                           Pro
                                                                    Global Leaders   Global Growth                        Forma
                                                                        Fund              Fund         Adjustments       Combined
                                                                   ----------------  --------------                    ------------
Investment Income:
Dividend income (net of w/h taxes of $157)                                  $1,110            $426                          $1,536
Interest income                                                                229            2342                            2571
                                                                   ----------------  ----------------------------------------------
Total income                                                                 1,339           2,768                           4,107


Expenses:
Advisory fees                                                                  675             669              (33)a        1,311
Administrative fees                                                             30              63              (35)a           58
Distribution fees                                                              432             501             (334)a          520
Transfer agent fees                                                            159             111              (76)c          273
Custodian fees                                                                 168              71               87 b          326
State registration and filing fees                                             112              17              (17)c          112
Federal registration fees                                                        0              18                2 b           20
Audit fees                                                                      26              49              (49)c           26
Legal fees                                                                       2               8               (4)c            6
Printing fees                                                                    6              72              (63)c           15
Miscellaneous fees                                                              26              61              (46)c           41
Fee waivers and/or expense reimbursements by affiliates                       (138)             (5)             110 b          (33)
                                                                   ----------------  ----------------------------------------------
            Total expenses                                                   1,498           1,635             (458)         2,675
Less: Indirectly paid expenses                                                  (1)              0                1              0
                                                                   ----------------  ----------------------------------------------
Net expenses                                                                 1,497           1,635             (457)         2,675
                                                                   ================  ==============================================

Net investment income                                                         (158)          1,133              457          1,432

Net realized gain (loss)on investments and foreign
         currency related transactions                                       1,081          10,454                          11,535
Net change in unrealized appreciation (depreciation)
        of investments and foreign currency related transactions             4,778          (7,193)                         -2,415
                                                                   ----------------  --------------                    ------------
Net realized and unrealized gain on investments and
        foreign currency related transactions                                5,859           3,261                           9,120
                                                                   ----------------  --------------                    ------------

Net increase in net assets resulting from operations                        $5,701          $4,394              457        $10,552
                                                                   ----------------  --------------                    ------------

a Reflects a decrease based on surviving fund's fee schedule and pro forma combined assets
b Reflects an increase based on combined assets.
c Reflects expected cost savings when the fund's are combined.

See Notes to Pro Forma Combining Financial Statements.

Evergreen Global Leaders Fund
Pro Forma Schedule of Investments
Year Ended April 30, 1997 (000's omitted)

                                                                 Evergreen                  Blanchard                 Pro Forma
                                                            Global Leaders Fund        Global Growth Fund             Combined
                                                                         Market                     Market                   Market
                                                           Shares        Value        Shares         Value        Shares      Value
                                                          --------    ------------  -----------    -----------   --------   --------
     COMMON STOCKS - 76.4%
     Argentina - 0.0%
                    Perez Companc SA                                                        19            156         19        156
                                                                                                   -----------              --------

                                                                                                          156                   156
                                                                                                   -----------              --------
     Austria - 0.0%
                    Bank Austria AG                                                                         7                     7
                    Boehler- Uddeholm AG                                                                    7                     7
                    Creditanstalt-Bankverein                                                                6                     6
                    Lenzing Ag                                                                             11                    11
                    Oester Elektrizita                                                                      7                     7
                    OMV AG                                                                                 16                    16
                    Radex Heraklith                                                                         8                     8
                                                                      ------------                 -----------              --------

                                                                                                           62                    62
                                                                                                   -----------              --------
     Australia - 0.3%
                    Incitec, Ltd.                             140             677                                    140        677
                                                                      ------------                                          --------

                                                                              677                                               677
                                                                      ------------                                          --------
     Belgium - 2.0%
                  * Barco NV                                    7            1192                                      7       1192
                    Colruyt SA                                  3            1192                                      3       1192
                    UCB SA                                      1            1646                                      1       1646
                                                                      ------------                 -----------              --------

                                                                             4030                                              4030
                                                                      ------------                                          --------

     Brazil - 0.4%
                    Acesita Cia Acos Especiais Ita-ADR                                       4             18          4         18
                    BCO Bradesco SA                                                       7000             58       7000         58
                    Companhia Energetica De Minas, ADR                                       3            146          3        146
                    Companhia Vale do Rio Doce, ADR                                          7            188          7        188
                    Rhodia Ster                                                              7             23          7         23
                    Telecomunicacoes Brasileiras, ADR                                        3            316          3        316
                                                                      ------------                 -----------              --------

                                                                                                          749                   749
                                                                                                   -----------              --------

     Canada - 3.3%
                    Bombardier, Inc.                          140            2836                                    140       2836
                  * Canadian Natural Resources, Ltd.           75            1788                                     75       1788
                    DuPont Canada, Inc.                        80            2004                                     80       2004
                                                                      ------------                 -----------              --------

                                                                             6628                                              6628
                                                                      ------------                                          --------
     Chile - 0.2%
                    Chilectra SA, ADR                                                        2             91          2         91
                    Chilgener SA, ADR                                                        4            114          4        114
                    Compania Cervecerias Unidas SA, ADR                                      4             93          4         93
                    Compania de Telecom de Chile SA, ADR                                     3             82          3         82
                                                                      ------------                 -----------              --------

                                                                                                          380                   380
                                                                                                   -----------              --------
     Colombia - 0.1%
                    Banco Ganadero S A, ADR                                                  3             89          3         89
                    Banco Industrial Colombiano SA, ADR                                      6            101          6        101
                    Cementos Diamante                                                        4             51          4         51
                                                                      ------------                 -----------              --------

                                                                                                          241                   241
                                                                                                   -----------              --------

     Denmark - 0.0%
                    Danisco                                                                                 6                     6
                    Den Danske Bank AS                                                                     17                    17
                    Korn Og Foderstof                                                                       9                     9
                    Nkt                                                                                     6                     6
                    Sas Danmark A/S                                                                         4                     4
                    Tele Danmark AS, Series B                                                              10                    10
                    Unidanmark AS, Registered Shares                                                       20                    20
                                                                      ------------                 -----------              --------

                                                                                                           72                    72
                                                                                                   -----------              --------

Evergreen Global Leaders Fund
Pro Forma Schedule of Investments
Year Ended April 30, 1997 (000's omitted)

                                                                        Evergreen             Blanchard             Pro Forma
                                                                 Global Leaders Fund     Global Growth Fund         Combined
                                                                              Market                  Market                Market
                                                                  Shares      Value      Shares        Value     Shares     Value
                                                                 --------   ---------  ---------    ----------  ---------  --------
     Finland - 0.0%
                    Kesko                                                                     1            10          1        10
                    Merita Ltd.                                                               4            13          4        13
                    Nokia Ab Oy                                                                            16                   16
                    Outokumpu Oy                                                              1            10          1        10
                    UPM-Kymmene Corp.                                                         1            30          1        30
                                                                            ---------               ----------             --------

                                                                                                           79                   79
                                                                                                    ----------             --------
     France - 5.1%
                    Carrefour SA                                       4        2373                                   4      2373
                    Castorama Dubois Investisse                        7        1035                       40          7      1075
                    Cie de Saint Gobain                                                                    33                   33
                    Cie Fin de Paribas, Class A                                                            15                   15
                    Havas                                                                                  11                   11
                    Hermes Internatonal                                7        1748                                   7      1748
                    LAPEYRE SA                                        17         995                                  17       995
                    L Oreal                                                                                78                   78
                    Lafarge                                                                                18                   18
                    LVMH Moet Hennessy                                                                     76                   76
                    Michelin                                                                               21                   21
                    Peugeot SA                                                                             15                   15
                    Pin Printemps Redo                                                                     25                   25
                    Rhone Poulenc SA                                                          1            37          1        37
                    Sagem Co. SA                                       1         326                                   1       326
                    Sanofi                                                                                 27                   27
                    SEB SA                                             8        1358                                   8      1358
                    Societe Technip                                   13        1321                                  13      1321
                    Suez Lyonn Eaux                                                                        15                   15
                    Synthelabo                                         6         714                                   6       714
                    Uap Cie Uap                                                               1            16          1        16
                                                                            ---------               ----------             --------

                                                                                9870                      427                10297
                                                                            ---------               ----------             --------
     Germany - 7.0%
                    Allianz AG Hldg                                                           2           291          2       291
                    ALTANA AG                                          3        1934                                   3      1934
                    Bayer AG                                                                  5           179          5       179
                    Bayerische Hypotheken - und Wechsel-Bank AG                               2            70          2        70
                    Daimler Benz AG, Rights expire May 13, 1997                               1                        1
                    Daimler- Benz AG                                                          1            74          1        74
                    Deutsche Bank AG                                                          3           142          3       142
                    Hugo Boss AG                                       1        1725                                   1      1725
                    Lufthansa AG                                                              3            35          3        35
                    Merck KGAA                                                                2            60          2        60
                    RWE AG                                           106        4419          2            85        108      4504
                    SAP AG                                            17        3132                                  17      3132
                    Siemens AG                                                                6           306          6       306
                    Suedzucker AG                                      4        1664                                   4      1664
                    Thyssen AG                                                                             44                   44
                    Viag AG                                                                                97                   97
                                                                            ---------               ----------             --------

                                                                               12874                     1383                14257
                                                                            ---------               ----------             --------
     Greece - 0.0%
                    Ergo Bank                                                                              28                   28
                                                                            ---------               ----------             --------

                                                                                                           28                   28
                                                                                                    ----------             --------
     Hong Kong - 2.5%
                    Bank of East Asia Ltd.                                                    5            17          5        17
                    Cheung Kong Holdings, Ltd.                       117        1027          5            44        122      1071
                    China Light & Power Co., Ltd.                                             9            41          9        41
                    Giordano International, Ltd.                     600         325                                 600       325
                    Hang Seng Bank                                                            6            68          6        68
                    Henderson China Holdings, Ltd.                    52          90                                  52        90
                    Henderson Land Development Co., Ltd.             115         969                                 115       969
                    Hong Kong & Shanghai Hotels Ltd..                                         3             4          3         4
                    Hong Kong Telecomm                                                       34            58         34        58
                    Hongkong-China Gas                                                       12            19         12        19
                    Hong Kong Telecommunications, Ltd. ADS            60        1028                                  60      1028

Evergreen Global Leaders Fund
Pro Forma Schedule of Investments
Year Ended April 30, 1997 (000's omitted)


                                                                   Evergreen              Blanchard             Pro Forma
                                                              Global Leaders Fund    Global Growth Fund         Combined
                                                                           Market                Market                Market
                                                               Shares      Value      Shares     Value       Shares     Value
                                                              --------    -------    --------   -------     --------  --------
                    Hutchison Whampoa, Ltd.                                                9        67            9        67
                    Hysan Development Co.                                                  2         6            2         6
                    National Mutual Asia Ltd.                    700        723                                 700       723
                    New World Develelopment Co., Ltd.                                      5        29            5        29
                    Peregrine Invmtnt                                                      6         9            6         9
                    Shangri La Asia Ltd                                                    4         5            4         5
                    Sun Hung Kai Properties Ltd.                                          10       108           10       108
                    Swire Pacific Ltd.                                                     3        23            3        23
                    Television Broadct                                                     2         8            2         8
                    Wharf (Holdings) Ltd. (The)                                            4        15            4        15
                    Wing Lung Bank                                78        427            1         7           79       434
                                                                        --------               --------               --------

                                                                           4589                    528                   5117
                                                                        --------               --------               --------
     India - 0.1%
                    Indian Petrochemic                                                     6        74            6        74
                    Reliance Industries Ltd., GDS                                          4        84            4        84
                    Steel Authority Of                                                     6        49            6        49
                                                                                               --------               --------

                                                                                                   207                    207
                                                                                               --------               --------

     Indonesia - 0.2%
                    Bank International Indonesia                                         261       188          261       188
                  * Bank International Indonesia, Warrants
                     expiring 1/17/2000 @ 1000 IDR                                        32        10           32        10
                    Bdni Bk Dagang Nas                                                    20         7           20         7
                    Bank Dagang Nasional Indonesia                                       138       138          138       138
                                                                                               --------               --------

                                                                                                   343                    343
                                                                                               --------               --------

     Ireland - 0.0%
                    Bank Of Ireland
                    CRH                                                                   14       140           14       140
                                                                                               --------               --------

                                                                                                   140                    140
                                                                                               --------               --------


     Italy - 3.2%
                    BCA Comm Italiana                                                      5        11            5        11
                    Burgo Cartiere SpA                                                     1         6            1         6
                    Beneton Group SpA ADS                         60       1553                                  60      1553
                    Credito Italiano SpA                                                   6         9            6         9
                    Edison                                                                 1         6            1         6
                    Eni S.p.A.                                                            26       132           26       132
                    Fiat Spa                                                              34       113           34       113
                    Fiat Spa                                                               4         7            4         7
                    Fila Holding SpA ADS                          25       1081                                  25      1081
                    Imi                                                                    1         5            1         5
                    Industrie Natuzzi SpA ADS                     73       1629                                  73      1629
                    Luxottica Group SpA ADS                       25       1509                                  25      1509
                    Mediaset                                                               4        15            4        15
                    Pirelli Spa                                                            2         5            2         5
                    Telecom Italia                                                        18        47           18        47
                    Telecom Italia Mob                                                    91       286           91       286
                                                                        --------               --------               --------

                                                                           5772                    642                   6414
                                                                        --------               --------               --------

     Japan - 7.3%
                    Asahi Bank                                                            10        61           10        61
                    Asahi Glass Co                                                        14       127           14       127
                    Bank Of Tokyo Mits                                                    16       253           16       253
                    Canon Sales Co., Inc.                                                  3        56            3        56
                    Canon, Inc.                                                            7       166            7       166
                    Chugai Pharm Co                                                        6        44            6        44
                    Credit Saison Co                                                       3        51            3        51
                    Daicel Chemical Industries, Ltd.                                      28       105           28       105
                    Daiwa Securities Co., Ltd.                                             4        27            4        27

Evergreen Global Leaders Fund
Pro Forma Schedule of Investments
Year Ended April 30, 1997 (000's omitted)


                                                               Evergreen           Blanchard                 Pro Forma
                                                           Global Leaders Fund  Global Growth Fund            Combined
                                                                       Market             Market                       Market
                                                           Shares      Value    Shares     Value         Shares         Value
                                                           -------   --------  -------   ----------    ----------    ------------

                 Fuji Bank                                                         13          146            13             146
                 Fuji Photo Film Co.                                                2           76             2              76
                 Hankyu Dept Stores                                                11           94            11              94
                 Hitachi Ltd.                                                      18          163            18             163
                 Honda Motor Co., Ltd.                                              3           93             3              93
                 House Food Corp                                                    4           59             4              59
                 Ind Bank Japan                                                    11          117            11             117
                 Ito Yokado Co                                                      2           96             2              96
                 Itochu Corp                                                       15           71            15              71
                 Kaken Pharm                                                        4           17             4              17
                 Kawasaki Kisen                                                    40           69            40              69
                 Kinki Nippon Rlwy                                                 31          172            31             172
                 Komatsu Ltd.                                                      16          117            16             117
                 Marubeni Corp.                                                    22           82            22              82
                 Matsushita Eleltric Industrial Co., Ltd.                          10          160            10             160
                 Mitsubishi Estate Co., Ltd.                                        9          113             9             113
                 Mitsubishi Heavy Industries Ltd.                                  34          224            34             224
                 Mitsubishi Oil Co                                                 10           41            10              41
                 Mitsubishi Tr+Bkg                                                  6           64             6              64
                 Mitsui Trust & Banking                                             4           23             4              23
                 Mitsui Soko Co.                              150        722                                 150             722
                 Mori Seiki Co.                                                     4           58             4              58
                 Nikkei                                                           134          293           134             293
                 Nintendo Co., Ltd.                            48       3509                                  48            3509
                 Nippon Chemical                               69        386                                  69             386
                 Nisshinbo Industries Inc.                                         11           73            11              73
                 Nkk Corporation                                                   58          125            58             125
                 Nomura Securities International Inc.                               7           78             7              78
                 Ntt Data Corp                                                                  58                            58
                 Onward Kashiyama                                                   6           77             6              77
                 Sakura Bank                                                       17           90            17              90
                 Sankyo Co                                                          3           80             3              80
                 Sekisui Chemical Co.                                               6           58             6              58
                 Sekisui House, Ltd.                                               11           98            11              98
                 Seven-Eleven Japan Co., Ltd.                  75       4782                                  75            4782
                 Sharp Corp.                                                        6           78             6              78
                 Shionogi + Co                                                      4           27             4              27
                 Shiseido Co., Ltd.                                                 6           86             6              86
                 Sony Corp.                                                         1           73             1              73
                 Sumitomo Bakelite                                                 10           67            10              67
                 Sumitomo Bank                                                     14          160            14             160
                 Sumitomo Mar+Fire                                                 15           92            15              92
                 Taisei Corp                                                       13           48            13              48
                 Takara Standard Co                                                 4           30             4              30
                 Takuma Co                                                          5           54             5              54
                 Tokai Bank                                                         9           67             9              67
                 Tokyo Elec Power                                                   8          144             8             144
                 Toyota Motor Corp.                                                15          435            15             435
                 Yamaichi Securities Co., Ltd.                                      3            8             3               8
                 Yamanouchi Pharmaceutical                                          3           64             3              64
                 Yamatake Honeywell                                                 6           89             6              89
                                                                     --------            ----------                  ------------

                                                                        9399                  5497                         14896
                                                                     --------            ----------                  ------------
     Korea - 0.2%
                 Anam Industrial Co                                                 3           50             3              50
                 Dong Bang Forwrdng                                                 2          138             2             138
                 Hyundai Motor Svcs                                                 2           21             2              21
                 Korea Electric Power                                               3           95             3              95
                 Kumho Const + Eng                                                  9           23             9              23
                 Samsung Electronic
                 Samsung Electronics Ltd., GDR                                                   1                             1
                 Yukong                                                             3           46             3              46
                                                                                         ----------                  ------------

                                                                                               374                           374
                                                                                         ----------                  ------------

Evergreen Global Leaders Fund
Pro Forma Schedule of Investments
Year Ended April 30, 1997 (000's omitted)

                                                                            Evergreen            Blanchard             Pro Forma
                                                                        Global Leaders Fund  Global Growth Fund        Combined
                                                                                  Market               Market                 Market
                                                                         Shares    Value     Shares     Value     Shares      Value
                                                                        -------  --------  --------   ---------   -------   --------
     Malaysia - 2.7%
                    AMMB Holdings Berhad                                    76       505                                        505
                    Commerce Asset Holding Berhad                          100       597         7          42       107        639
                    DCB Holdings Berhad                                    155       503        25          81       180        584
                    Genting Berhad                                                              12          64        12         64
                    Guinness Anchor Bd                                                          40          88        40         88
                    Jaya Tiasa Hldgs                                                            10          51        10         51
                    Malayan Banking Berhad                                 100       996        12         119       112       1115
                    Malaysian Oxygen Berhad                                 40       198                              40        198
                    Malaysian Airline Systems                                                   25          55        25         55
                    Nestle Berhad                                           61       476                              61        476
                    Petronas Gas Berhad                                                         18          62        18         62
                    Perusahaan Otomobil Nasional Berhad                    100       597                             100        597
                    Renong Berhad                                                               47          64        47         64
                    Sime Darby, Berhad                                                          35         108        35        108
                    Telekom Malaysia Berhad                                                      9          63         9         63
                    United Engineers Ltd. Berhad                           112       794         9          64       121        858
                                                                                 --------             ---------             --------

                                                                                    4666                   861                 5527
                                                                                 --------             ---------             --------

     Mexico - 0.3%
                    Alfa SA de CV                                                               13          70        13         70
                    Apasco SA                                                                   11          65        11         65
                    Carso Global Telecom Sa de CV, ADR                                           5          30         5         30
                    Grupo Carso Sa de CV, ADR                                                    5          57         5         57
                  * Grupo Finance Banamex Accival SA de CV, Series B                            16          34        16         34
                    Grupo Finance Banamex Accival, SA de CV, Series L                            1           2         1          2
                    Grupo Financiero Inbursa SA De CV ADR                                                    1                    1
                    Grupo Televisa SA                                                            4          46         4         46
                    Kimberly Clark Corp. de Mexico                                              25          93        25         93
                    Telefonos De Mexico                                                        110         228       110        228
                                                                                 --------             ---------             --------

                                                                                                           626                  626
                                                                                                      ---------             --------
     Netherlands - 2.9%
                    ABN-AMRO Holdings NV                                                                    27                   27
                    AEGON NV                                                                     4         267         4        267
                    Ahold (Kon) NV                                                               4         285         4        285
                    Elsevier NV                                             14       224                              14        224
                    Elsevier NV ADS                                         28       920                              28        920
                    Getronics NV                                            24       733                              24        733
                    Heineken NV                                                                  1         168         1        168
                    ING Groep NV                                                                 1          55         1         55
                    Nutricia Verenigde Bedrijven NV                          7      1062                               7       1062
                    Philips Electronics NV                                                       1          52         1         52
                    Royal Dutch Petroleum Co.                                                    1         214         1        214
                    Unilever Nv                                                                             39                   39
                    VNU                                                     45       931                              45        931
                    Wolters Kluwer NV                                        9      1007                               9       1007
                                                                                 --------             ---------             --------

                                                                                    4877                  1107                 5984
                                                                                 --------             ---------             --------

     New Zealand - 0.7%
                    Carter Holt Harvey Ltd.                                                      8          18         8         18
                    Fletcher Challenge, Energy Shares                                            6          16         6         16
                    Telecom Corporation Of New Zealand                                           4          17         4         17
                    Telecom Corp. of New Zealand Ltd. ADS                   40      1447                              40       1447
                                                                                 --------             ---------             --------

                                                                                    1447                    51                 1498
                                                                                 --------             ---------             --------
     Norway - 0.6%
                    Aker AS, Series A                                                                        5                    5
                    Elkem AS                                                                                 8                    8
                    Norsk Hydro AS                                                               1          49         1         49
                    Norske Skogindustrier AS, Class A                                                       10                   10
                    Norske Skogindustrier AS, Class B                                                        6                    6
                    Orkla ASA                                               15      1258                     8        15       1266
                    Storebrand Asa                                                               1           8         1          8
                                                                                 --------             ---------             --------

                                                                                    1258                    94                 1352
                                                                                 --------             ---------             --------

Evergreen Global Leaders Fund
Pro Forma Schedule of Investments
Year Ended April 30, 1997 (000's omitted)

                                                               Evergreen             Blanchard             Pro Forma
                                                           Global Leaders Fund   Global Growth Fund        Combined
                                                                       Market               Market                 Market
                                                            Shares     Value     Shares     Value      Shares       Value
                                                            ------   --------  --------   ---------   --------   ------------
     Peru - 0.0%
                    Indosat, ADR                                                     3          85          3             85
                                                                     --------             ---------              ------------

                                                                                                85                        85
                                                                                          ---------              ------------

     Philippines - 0.1%
                  * Belle Corp.                                                    400          96        400             96
                    Metro Bank & Trust Co.                                           2          40          2             40
                                                                     --------             ---------              ------------

                                                                                               136                       136
                                                                                          ---------              ------------

     Portugal - 0.1%
                    BCO Commerce Portugal                                            6          91          6             91
                    Jeronimo Martins Sgps                                            1          84          1             84
                    Portugal Telecom SA                                              2          74          2             74
                    Sonae Investimentos SA                                           2          49          2             49
                                                                     --------             ---------              ------------

                                                                                               298                       298
                                                                                          ---------              ------------
     Singapore - 0.6%
                    City Developments Ltd.                                           2          16          2             16
                    DBS Land Ltd.                                                    3          10          3             10
                    Development Bank of Singapore                                    3          36          3             36
                    First Capital Corp                                               2           5          2              5
                    Hotel Properties                                                 3           5          3              5
                  * Keppel Corp., Ltd.                                               1           5          1              5
                    O/Seas Chinese Bk                                                5          58          5             58
                    Singapore Airlines                                               3          27          3             27
                    Singapore Press Holdings, Ltd.             50        926         1          19         51            945
                    Singapore Telecomm                                              13          22         13             22
                    United O/Seas Bank                                               4          38          4             38
                    United OverSeas Land Ltd.                                        5           7          5              7
                    Van Der Horst                                                    2           6          2              6
                                                                     --------             ---------              ------------

                                                                         926                   254                      1180
                                                                     --------             ---------              ------------

     South Africa - 0.6%
                    Amalgamated Bank South Africa                                    7          47          7             47
                    Anglo Amer Coal                                                             27                        27
                    Anglo Amer Indl Cp                                               1          44          1             44
                    Anglo American Corp. Ltd.                                        2          96          2             96
                    Barlow Ltd.                                                      6          66          6             66
                    De Beers Centenary AG                                            3         119          3            119
                    Dimension Data Hld                                                           1                         1
                    Ellerine Hldgs                                                   1           5          1              5
                    Foodcorp Ltd                                                     1           5          1              5
                    Free State Consolidated Gold Mines Ltd.                          5          30          5             30
                    Gencor  Ltd.                                                    20          84         20             84
                    JD Group Ltd.                                                                1                         1
                    Liberty Life Associates                                          3          84          3             84
                    Liberty Life Stgic                                              28         106         28            106
                    Malbak Ltd.                                                      6          10          6             10
                    Nedcor Ltd.                                                      3          51          3             51
                    New Clicks Hldgs                                                 2           3          2              3
                    Rembrandt Group  Ltd.                                            7          74          7             74
                    Rustenberg Platnum                                               3          48          3             48
                    S A Druggists                                                    1           8          1              8
                    Sasol Ltd.                                                       9         115          9            115
                    South Africa Brews                                               4         118          4            118
                    Standard Bank Invr1                                              1          46          1             46
                    Sun Intl South Africa                                           63          40         63             40
                                                                                          ---------              ------------

                                                                                              1228                      1228
                                                                                          ---------              ------------

Evergreen Global Leaders Fund
Pro Forma Schedule of Investments
Year Ended April 30, 1997 (000's omitted)

                                                                       Evergreen             Blanchard             Pro Forma
                                                                   Global Leaders Fund   Global Growth Fund        Combined
                                                                               Market               Market                 Market
                                                                    Shares     Value     Shares      Value     Shares       Value
                                                                  ---------   --------  --------   ---------  --------     -------
     Spain - 3.4%
                    BCO Bilbao Vizcaya                                                                  20                     20
                    BCO Santander SA                                                                    30                     30
                    Centros Comerciales Pryca, SA                      30        521                               30         521
                    Corporacion Bancaria de Espana SA                                                   13                     13
                    Empresa Nacional de Electricdad                                          1          42          1          42
                    Empresa Nacional de Electricdad ADS                36       2516                               36        2516
                    Gas Natural Sdg Sa                                                                  21                     21
                    Iberdrola SA                                                             2          25          2          25
                    Prosegur, CIA de Seguridad SA                      55        596                               55         596
                    Repsol SA                                                                1          46          1          46
                    Repsol SA, ADS                                     70       2931                               70        2931
                    Telefonica de Espana SA                                                  2          56          2          56
                    Union Electrica Fenosa SA                                                1           5          1           5
                    Vallehermoso SA                                                          6         148          6         148
                                                                             --------             ---------               --------

                                                                                6564                   406                   6970
                                                                             --------             ---------               --------
     Sweden - 1.9%
                    Astra AB                                            3        106         3         135          6         241
                    Astra AB ADS                                       56       2276                               56        2276
                    Ericsson Lm Tel                                                          2          73          2          73
                    Hennes & Mauritz AB Cl. B                           6        897                                6         897
                    Scania Ab                                                                3          67          3          67
                    Scania Ab                                                                3          67          3          67
                    Skandinaviska Enskilda Banken, Series B                                  2          15          2          15
                    Svedala Industri                                                         7         128          7         128
                    Svenska Handelsbanken, Series A                                                      8                      8
                                                                             --------             ---------               --------

                                                                                3279                   493                   3772
                                                                             --------             ---------               --------

     Switzerland - 0.6%
                    ABB AG                                                                             115                    115
                    Adecco SA                                                                           33                     33
                    Credit Suisse Group                                                      1          68          1          68
                    Nestle SA                                                                          182                    182
                    Novartis AG, Registered Shares                                                     263                    263
                    Roche Holding AG                                                                   253                    253
                    Schweizerische Rueckversicherungs-Gesellschaft                                     116                    116
                    Schweizerische Bankgesellsch                                                        47                     47
                    Schweizerischer Bankverein                                                          55                     55
                    Ubs Schw Bkgesell                                                                   38                     38
                    Zurich Versicherun, Bearer Shares                                                   33                     33
                                                                             --------             ---------               --------

                                                                                                      1203                   1203
                                                                                                  ---------               --------

     Taiwan - 0.1%
                    Macronix Intl Co Ltd ADR                                                 3          63          3          63
                    Tuntex Distinct                                                         10          87         10          87
                    Walsin Lihwa Corp., GDR                                                  6          61          6          61
                                                                                                  ---------               --------

                                                                                                       211                    211
                                                                                                  ---------               --------

     Thailand - 0.2%
                    Krung Thailand Bank Plc                                                 27          34         27          34
                    PTT Exploration & Production Public Co., Ltd.                            5          58          5          58
                    Siam Cement Public Co., Ltd. Foreign Shares                              2          54          2          54
                    Siam Commercial Bank Plc Ltd.                                           14          79         14          79
                    Telecomasia                                                             35          53         35          53
                    United Communication Industry                                            9          52          9          52
                                                                                                  ---------               --------

                                                                                                       330                    330
                                                                                                  ---------               --------
     Turkey - 0.0%
                    Koc Yatirim (a)
                                                                                                  ---------               --------


Evergreen Global Leaders Fund
Pro Forma Schedule of Investments
Year Ended April 30, 1997 (000's omitted)

                                                                 Evergreen             Blanchard              Pro Forma
                                                             Global Leaders Fund  Global Growth Fund          Combined
                                                                          Market              Market                 Market
                                                              Shares      Value    Shares      Value     Shares       Value
                                                             -------    --------- --------   ---------  --------    -----------
     United Kingdom - 6.6%
                    Allied Domecq Plc                                                 14         101         14            101
                    Argos Plc                                    35         361                              35            361
                    British Aerospace                                                  2          40          2             40
                    British Petroleum Co. Plc                                         10         118         10            118
                    British Sky Broadcast                                              1           8          1              8
                    Burmah Castrol Plc                           30         491                              30            491
                    Cable + Wireless                                                   1           8          1              8
                    Carlton Communications Plc                                        28         226         28            226
                    Carlton Communications Plc ADS               20         838                              20            838
                    Chubb Security Plc                                                29         210         29            210
                    EMI Group                                                          6         127          6            127
                    Energy Group Plc                                                   8         235          8            235
                    Glaxo Wellcome                                                     5          94          5             94
                    Granada Group Plc                            55         800                              55            800
                    Hanson Plc, ADR                                                    8         182          8            182
                    HSBC Holdings Plc                                                  7         166          7            166
                    Legal & General Group Plc                    58         387                              58            387
                    Lloyds TSB Group Plc                         95         867        7          65        102            932
                    Morgan Crucible Company Plc                  65         457                              65            457
                    National Westminster Bank                                         18         213         18            213
                    Next Plc                                     40         422                              40            422
                    Reckitt & Colman Plc                         80        1089                              80           1089
                    Rentokil Group Plc                           95         623                              95            623
                    Reuters Holdings Plc ADS                     13         770                              13            770
                    Siebe                                                              9         130          9            130
                    Smithkline Beecham Plc                                            17         267         17            267
                    SmithKline Beecham Plc ADS                   16        1298                              16           1298
                    Smiths Industries Plc                        40         489                              40            489
                    Thorn                                                              6          17          6             17
                    TI Group Plc                                 85         729                              85            729
                    United News & Media Plc ADS                  33         400                              33            400
                    Vodafone Group Plc ADS                       13         553                              13            553
                    Williams Holdings Plc                        26         139                              26            139
                    Wolseley Plc                                 50         403                              50            403
                                                                     ----------           ----------              ------------

                                                                          11116                 2207                     13323
                                                                     ----------           ----------              ------------

     United States - 23.1%
                    AlliedSignal Inc.                            19        1373                              19           1373
                  * Amgen, Inc.                                  14         830                              14            830
                    AT & T Corp.                                 33        1106                              33           1106
                    Avon Products, Inc.                          11         647                              11            647
                    Callaway Golf Co.                            26         777                              26            777
                    Carnival, Corp.                              30        1106                              30           1106
                  * Cisco Systems, Inc.                          27        1397                              27           1397
                    Coca Cola Co. (The)                          20        1273                              20           1273
                    Computer Associates International, Inc.      32        1651                              32           1651
                  * CUC International, Inc.                      43         914                              43            914
                    Deere & Co.                                  20         920                              20            920
                    Disney Walt Co. (The)                        14        1140                              14           1140
                    Dover Corp.                                  15         795                              15            795
                    Dresser Inds Inc.                            30         896                              30            896
                  * E M C Corp. Mass.                             5         182                               5            182
                    Federal National Mortgage Association        38        1563                              38           1563
                    Gannett Inc.                                 15        1309                              15           1309
                    Gap, Inc.                                    25         797                              25            797
                    General Electric Co.                         30        3271                              30           3271
                    Goodyear Tire & Rubber Co. (The)             17         868                              17            868
                    Home Depot, Inc. (The)                       30        1740                              30           1740
                    Intel Corp.                                  16        2389                              16           2389

Evergreen Global Leaders Fund
Pro Forma Schedule of Investments
Year Ended April 30, 1997 (000's omitted)

                                                        Evergreen              Blanchard              Pro Forma
                                                    Global Leaders Fund   Global Growth Fund          Combined
                                                               Market                 Market                     Market
                                                    Shares     Value      Shares      Value      Shares          Value
                                                    ------   ---------   --------   ---------   ---------     -------------
                    Marriott International, Inc.       27        1464                                27               1464
                    Marsh & McLennan Co., Inc.          6         687                                 6                687
                    Mattel, Inc.                       35         976                                35                976
                    MBNA Corp.                         35        1155                                35               1155
                    McGraw-Hill Cos., Inc.             13         636                                13                636
                    Merck & Co., Inc.                  22        1946                                22               1946
                    Merrill Lynch & Co., Inc.          13        1191                                13               1191
                  * Microsoft Corp.                    19        2248                                19               2248
                    Norwest Corp.                      22        1097                                22               1097
                  * Oracle Systems Corp.               35        1391                                35               1391
                  * Parametric Technology Corp.        28        1267                                28               1267
                    Schering-Plough Corp.              17        1360                                17               1360
                    Schwab (Charles) & Co., Inc.       15         549                                15                549
                    Student Loan Marketing Corp.        5         591                                 5                591
                    SunAmerica, Inc.                   30        1380                                30               1380
                    Wal-Mart Stores, Inc.              70        1978                                70               1978
                                                             ---------                                        -------------

                                                                46860                                                46860
                                                             ---------                                        -------------

                    Total Common Stocks                        134829                 20898                         155730
                                                             =========             =========                  =============
     PREFERRED STOCKS - 0.1%
     Austria - 0.0%
                    Creditanstalt-Bankverein                                              8                              8
                                                                                   ---------                  -------------

                                                                                          8                              8
                                                                                   ---------                  -------------
     Brazil - 0.0%
                    Acos Espec Itabira                                     1212           3        1212                  3
                  * Eletrobras SA, Cl. B Shares                             150          70         150                 70
                                                                                   ---------                  -------------

                                                                                         73                             73
                                                                                   ---------                  -------------
     Finland - 0.0%
                    Nokia (Ab) Oy                                             1          31           1                 31
                                                                                   ---------                  -------------

                                                                                         31                             31
                                                                                   ---------                  -------------
     Korea - 0.0%
                    Anam Industrial Co                                        6          32           6                 32
                    Daewoo Heavy Inds                                         6          20           6                 20
                                                                                   ---------                  -------------

                                                                                         52                             52
                                                                                   ---------                  -------------

                    Total Preferred Stocks                                              164                            164
                                                                                   =========                  =============

Evergreen Global Leaders Fund
Pro Forma Schedule of Investments
April 30, 1997

                                                                               Evergreen                       Blanchard
                                                                            Global Leaders                   Global Growth
                                                                                 Fund                            Fund
                                                                         Principal   Market Value      Principal     Market Value
                                                                        ----------  --------------  --------------  --------------
     CORPORATE BONDS-10.3%
     United States-10.3%
                    Abbey National 5.34%, 6/10/97                                                             3000            2985
                    Associates First Capital Corporation 5.54%, 6/23/97                                       3000            2979
                    Ford Motor Credit Company 5.55%, 6/20/97                                                  3000            2980
                    Halifax Building Society 5.31%, 6/9/97                                                    3000            2985
                    Hertz Corporation 5.51%, 6/23/97                                                          3000            2979
                    Repsol International Finance 5.32%, 6/9/97                                                3000            2985
                    Xerox Credit Corporation 5.32%, 6/5/97                                                    3000            2987
                                                                                                                       ------------

                    Total Corporate Bonds                                                                                    20880
                                                                                                                       ============

     FOREIGN GOVERNMENT BONDS
     Australia - 0.1%
                    Australian Commonwealth 7.50%, 7/15/05                                         165 AUD                     127
                                                                                                                       ------------

                                                                                                                               127
                                                                                                                       ------------
     Canada - 0.3%
                    Canada Government 11.00%, 6/1/09                                               645 CAD                     617
                                                                                                                       ------------

                                                                                                                               617
                                                                                                                       ------------
     Denmark - 0.3%
                    Denmark Kingdom 8.00%, 3/15/06                                                 3,310 DKK                   551
                                                                                                                       ------------

                                                                                                                               551
                                                                                                                       ------------
     France - 0.6%
                    Government of France 7.25%, 4/25/06                                            2,150, FRF                  410
                    Government of France 6.50%, 10/25/06                                           4,890 FRF                   887
                                                                                                                       ------------

                                                                                                                              1297
                                                                                                                       ------------
     Germany - 0.7%
                    Germany Fed Rep 7.125%, 12/20/02                                               287 DEM                     182
                    Germany Fed Rep 6.50%, 7/15/03                                                 165 DEM                     102
                    Germany Fed Rep 6.00%, 1/5/06                                                  1,140 DEM                   671
                    Germany Fed Rep 6.25%, 4/26/06                                                 690 DEM                     413
                                                                                                                       ------------

                                                                                                                              1368
                                                                                                                       ------------
     Italy - 0.4%
                    Republic of Italy 10.5%, 4/15/98                                               880,000 ITL                 529
                    Republic of Italy 10.5%, 4/1/05                                                310,000 ITL                 211
                                                                                                                       ------------

                                                                                                                               740
                                                                                                                       ------------
     Spain - 0.4%
                    Spain(Kingdom Of) 12.25%, 3/25/00                                              104,600 ESP                 839
                                                                                                                       ------------

                                                                                                                               839
                                                                                                                       ------------
     Sweden - 0.1%
                    Sweden (Kingdom Of) 10.25%, 5/5/00                                             1,600 SDK                   230
                                                                                                                       ------------

                                                                                                                               230
                                                                                                                       ------------
     United Kingdom - 0.6%
                    Treasury 7.75%, 9/8/06                                                         239 GBP                     394
                    Treasury 9.75%, 8/27/02                                                        190 GBP                     341
                    Treasury 7.50% 12/7/06                                                         370 GBP                     595
                                                                                                                       ------------

                                                                                                                              1330
                                                                                                                       ------------

                    Total Foreign Government Bonds                                                                            7099
                                                                                                                       ============
                                                                                        Pro Forma
                                                                                         Combined

                                                                             Principal           Market Value
                                                                         ------------------     ---------------
     CORPORATE BONDS-10.3%
     United States-10.3%
                    Abbey National 5.34%, 6/10/97                                     3000                2985
                    Associates First Capital Corporation 5.54%, 6/23/97               3000                2979
                    Ford Motor Credit Company 5.55%, 6/20/97                          3000                2980
                    Halifax Building Society 5.31%, 6/9/97                            3000                2985
                    Hertz Corporation 5.51%, 6/23/97                                  3000                2979
                    Repsol International Finance 5.32%, 6/9/97                        3000                2985
                    Xerox Credit Corporation 5.32%, 6/5/97                            3000                2987
                                                                                                ---------------

                    Total Corporate Bonds                                                                20880
                                                                                                ===============
     FOREIGN GOVERNMENT BONDS
     Australia - 0.1%
                    Australian Commonwealth 7.50%, 7/15/05               165 AUD                           127
                                                                                                ---------------

                                                                                                           127
                                                                                                ---------------
     Canada - 0.3%
                    Canada Government 11.00%, 6/1/09                     645 CAD                           617
                                                                                                ---------------

                                                                                                           617
                                                                                                ---------------
     Denmark - 0.3%
                    Denmark Kingdom 8.00%, 3/15/06                       3,310 DKK                         551
                                                                                                ---------------

                                                                                                           551
                                                                                                ---------------
     France - 0.6%
                    Government of France 7.25%, 4/25/06                  2,150, FRF                        410
                    Government of France 6.50%, 10/25/06                 4,890 FRF                         887
                                                                                                ---------------

                                                                                                          1297
                                                                                                ---------------
     Germany - 0.7%
                    Germany Fed Rep 7.125%, 12/20/02                     287 DEM                           182
                    Germany Fed Rep 6.50%, 7/15/03                       165 DEM                           102
                    Germany Fed Rep 6.00%, 1/5/06                        1,140 DEM                         671
                    Germany Fed Rep 6.25%, 4/26/06                       690 DEM                           413
                                                                                                ---------------

                                                                                                          1368
                                                                                                ---------------
     Italy - 0.4%
                    Republic of Italy 10.5%, 4/15/98                     880,000 ITL                       529
                    Republic of Italy 10.5%, 4/1/05                      310,000 ITL                       211
                                                                                                ---------------

                                                                                                           740
                                                                                                ---------------
     Spain - 0.4%
                    Spain(Kingdom Of) 12.25%, 3/25/00                    104,600 ESP                       839
                                                                                                ---------------

                                                                                                           839
                                                                                                ---------------
     Sweden - 0.1%
                    Sweden (Kingdom Of) 10.25%, 5/5/00                   1,600 SDK                         230
                                                                                                ---------------

                                                                                                           230
                                                                                                ---------------
     United Kingdom - 0.6%
                    Treasury 7.75%, 9/8/06                               239 GBP                           394
                    Treasury 9.75%, 8/27/02                              190 GBP                           341
                    Treasury 7.50% 12/7/06                               370 GBP                           595
                                                                                                ---------------

                                                                                                          1330
                                                                                                ---------------

                    Total Foreign Government Bonds                                                        7099
                                                                                                ===============

Evergreen Global Leaders Fund
Pro Forma Schedule of Investments
April 30, 1997

                                                                                  Evergreen                       Blanchard
                                                                                Global Leaders                  Global Growth
                                                                                     Fund                           Fund
                                                                            Principal    Market Value     Principal     Market Value
                                                                           ----------   --------------   -----------   -------------
     UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS-4.4%

                    United States Treasury Bills 6/26/97                                                       1850            1836
                    United States Tres Bond Strip Principal 8/15/05                                             350             201
                    United States Tres Strip Interest 2/15/05                                                   350             208
                    United States Treasury Notes 6.25%, 2/15/03                                                 400             394
                    United States Treasury Bonds 7.50%, 11/15/16                                                500             526
                    United States Treasury Bonds 7.25%, 8/15/22                                                2500            2558
                    United States Treasury Bonds 7.625%, 11/15/22                                              1200            1282
                    United States Treasury Bonds 11.75%, 11/15/14                                              1430            2003
                                                                                                                       -------------

                    Total United States Government & Agency Obligations                                                        9008
                                                                                                                       =============
     SHORT-TERM INVESTMENTS - 3.6%
     United States - 3.6%
                    Federal Farm Credit Bank
                    5.36%, 5/23/97                                               300              299
                    Federal Home Loan Mortgage Corp.
                    5.41%, 5/6/97                                                450              450
                    Federal National Mortgage Association
                    5.41%, 5/2/97                                                100              100
                    Federal National Mortgage Association
                    5.41%, 5/9/97                                                300              300
                    Federal National Mortgage Association
                    5.35%, 5/20/97                                              3000             2992
                    Federal National Mortgage Association
                    5.35%, 5/28/97                                               350              349
                    CS First Boston Repurchase Agreement,
                    5.35%, 5/1/97                                                                              2891            2891
                                                                                        --------------                 -------------

                    Total Short Term Investments                                                 4490                          2891
                                                                                        ==============                 =============

                    Total Investments                                                          139320                         60940
                                                                                        --------------                 -------------
                    Other Assets and
                    Liabilities - net                                                            1395                           770
                    Net Assets -                                                               140716                         61710
                                                                                        --------------                 -------------
                                                                                               Pro Forma
                                                                                               Combined

                                                                                   Principal           Market Value
                                                                               ------------------     ----------------
     UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS-4.4%

                    United States Treasury Bills 6/26/97                                    1850                 1836
                    United States Tres Bond Strip Principal 8/15/05                          350                  201
                    United States Tres Strip Interest 2/15/05                                350                  208
                    United States Treasury Notes 6.25%, 2/15/03                              400                  394
                    United States Treasury Bonds 7.50%, 11/15/16                             500                  526
                    United States Treasury Bonds 7.25%, 8/15/22                             2500                 2558
                    United States Treasury Bonds 7.625%, 11/15/22                           1200                 1282
                    United States Treasury Bonds 11.75%, 11/15/14                           1430                 2003
                                                                                                      ----------------

                    Total United States Government & Agency Obligations                                          9008
                                                                                                      ----------------
     SHORT-TERM INVESTMENTS - 3.6%
     United States - 3.6%
                    Federal Farm Credit Bank
                    5.36%, 5/23/97                                                           300                  299
                    Federal Home Loan Mortgage Corp.
                    5.41%, 5/6/97                                                            450                  450
                    Federal National Mortgage Association
                    5.41%, 5/2/97                                                            100                  100
                    Federal National Mortgage Association
                    5.41%, 5/9/97                                                            300                  300
                    Federal National Mortgage Association
                    5.35%, 5/20/97                                                          3000                 2992
                    Federal National Mortgage Association
                    5.35%, 5/28/97                                                           350                  349
                    CS First Boston Repurchase Agreement,
                    5.35%, 5/1/97                                                           2891                 2891
                                                                                                      ----------------

                    Total Short Term Investments                                                                 7381
                                                                                                      ================

                    Total Investments                                                                          200260
                                                                                                      ----------------
                    Other Assets and
                    Liabilities - net                                                                            2166
                    Net Assets -                                                                               202426
                                                                                                      ----------------

                     * Non-income producing securities
                    a Less than $1,000

                    ADS-American Depository Shares



                    See Notes to Pro Forma Combining Financial Statements.

Evergreen Global Leaders Fund
Notes to Pro-Forma Combining Financial Statements (Unaudited)
April 30, 1997

1. Basis of Combination - The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Portfolio of Investments, and the related Pro-Forma Statement of Operations ("Pro-Forma Statements") reflect the accounts of Evergreen Global Leaders Fund (Evergreen) and Blanchard Global Growth Fund (Blanchard) at April 30, 1997 and for the year then ended.

The Pro-Forma Statements give effect to the proposed transfer of all assets and certain identified liabilities of Keystone shares in exchange for shares of Evergreen. The Pro-Forma Statements reflect the expense of each Fund in carrying out its obligations under the Agreement and Plan of Reorganization (the "Reorganization") as though the merger occurred at the beginning of the period presented.

Under the Reorganization, Evergreen will acquire substantially all of the assets and assume certain identified liabilities of Blanchard. Thereafter, there will be a distribution of shares of Evergreen to shareholders of Blanchard in liquidation and subsequent termination thereof. The information contained herein is based on the experience of each Fund for the year ended April 30, 1997 and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen and Blanchard in connection with the Reorganization (including the cost of any proxy soliciting agents), will be borne by First Union National Bank of North Carolina.

The Pro-Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest - The Pro-Forma net asset values per share assumes the issuance of additional shares of Evergreen Class A which would have been issued at April 30, 1997 in connection with the proposed Reorganization. The amount of additional shares assumed to be issued was calculated based on the net assets of Blanchard Class A as of April 30, 1997 of $61,710 (reported in 000's), and the net asset value per share of the respective share class of Evergreen of $12.52.

The Pro-Forma shares outstanding of 7,099 for Class A (reported in 000's) consist of 1,420 (reported in 000's) fewer shares of Class A to be issued in the proposed reorganization, as calculated above, in addition to the shares of Evergreen outstanding as of April 30, 1997.

3. Pro-Forma Operations - Pro-Forma operating expenses include the actual expenses of each Fund and the combined Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory, administrative personnel and service fees have been calculated for the combined Fund based on the fee schedule in effect for Evergreen at the combined level of average net assets for the year ended April 30, 1997.

                             EVERGREEN EQUITY TRUST

                                     PART C

                                OTHER INFORMATION


Item 15.          Indemnification.

         The response to this item is incorporated by reference to "Liability and Indemnification of Trustees" under the caption "Comparative Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16.          Exhibits:

1. Declaration of Trust, as supplemented. Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed on October 8, 1997 - Registration No. 333- 37453 ("Form N-1A Registration Statement").

2. Bylaws. Incorporated by reference to the Form N-1A Registration Statement(the "Statement").

3. Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to Prospectus contained in Part A of this Registration Statement.

5.              Declaration of Trust Articles II., III.(6)(c),
IV.(3), IV.(8), V., VI., VII., and VIII. and By-Laws Articles
II., III. and VIII.

6(a).           Form of Investment Advisory Agreement between
Evergreen Asset Management Corp. and the Registrant.
Incorporated by reference to the Form N-1A Registration
Statement.

6(b).           Form of Interim Management Contract.  Exhibit B to
Prospectus contained in Part A of this Registration Statement.

6(c).           Form of Interim Sub-Advisory Agreement.  Exhibit C to
Prospectus contained in Part A of this Registration Statement.

7(a).           Distribution Agreement between Evergreen Distributor,
Inc. and the Registrant. Incorporated by reference to the Form N-1A Registration Statement.

7(b). Form of Dealer Agreement for Class A, Class B and Class C shares used by Evergreen Distributor, Inc.

Incorporated by reference to the Form N-1A Registration Statement.

8. Deferred Compensation Plan. To be filed by amendment.

9. Custody Agreement between State Street Bank and Trust Company and the Registrant. Incorporated by reference to the Form N-1A Registration Statement.

10(a). Rule 12b-1 Distribution Plan. Incorporated by reference to the Form N-1A Registration Statement.

10(b).          Multiple Class Plan.  Incorporated by reference to
the Form N-1A Registration Statement.

11. Opinion and consent of Sullivan & Worcester LLP. To be filed by amendment.

12. Tax opinion and consent of Sullivan & Worcester LLP. To be filed by amendment.

13. Not applicable.

14(a). Consent of Price Waterhouse LLP. Filed herewith.

14(b).          Consent of Deloitte & Touche LLP.  Filed herewith.

15. Not applicable.

16. Powers of Attorney. Filed herewith.

17(a). Form of Proxy Card. Filed herewith.

17(b).          Registrant's Rule 24f-2 Declaration.  Incorporated by
reference to Registrant's initial Form N-1A Registration
Statement filed November 4, 1988 (Registration Statement No.
33-25379).


Item 17.          Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed Reorganization within a reasonable time after receipt of such opinion or ruling.

                                                  SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 9th day of November, 1997.

                                    EVERGREEN EQUITY TRUST

                                    By:      /s/ John J. Pileggi
                                             ----------------------
                                             Name:  John J. Pileggi
                                             Title: President

         As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities on the 9th day of November, 1997.

Signatures                                                    Title
----------                                                    -----

/s/John J. Pileggi                                            President and
---------------------                                         Treasurer
John J. Pileggi

/s/Laurence B. Ashkin*                                        Trustee
---------------------
Laurence B. Ashkin

/s/Charles A. Austin*                                         Trustee
---------------------
Charles A. Austin

/s/K. Dun Gifford*                                            Trustee
---------------------
K. Dun Gifford

/s/James S. Howell*                                           Trustee
---------------------
James S. Howell


/s/Leroy Keith, Jr.*                                          Trustee
---------------------
Leroy Keith, Jr.


/s/Gerald M. McDonnell*                                       Trustee
---------------------

Gerald M. McDonnell

/s/Thomas L. McVerry*                                         Trustee
---------------------
Thomas L. McVerry

/s/William Walt Pettit*                                       Trustee
---------------------
William Walt Pettit

/s/David M. Richardson*                                       Trustee
---------------------
David M. Richardson

/s/Russell A. Salton III*                                     Trustee
---------------------
Russell A. Salton III

/s/Michael S. Scofield*                                       Trustee
---------------------
Michael S. Scofield

/s/Richard J. Shima*                                          Trustee
---------------------
Richard J. Shima

* By:             /s/Martin J. Wolin
                  ------------------
                  Martin J. Wolin
                  Attorney-in-Fact

         Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 to this Registration Statement.

                                INDEX TO EXHIBITS

N-14
EXHIBIT NO.

14(a)             Consent of Price Waterhouse LLP
14(b)             Consent of Deloitte & Touche LLP
16                Powers of Attorney
17(a)             Form of Proxy
--------------------